As filed with the Securities and Exchange Commission on November 25, 2009

1933 Act Registration File No. 033-37959
1940 Act File No. 811-06221

SECURITIES AND EXCHANGE COMMISSION
                    Washington D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 23 ☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 24 ☒ (Check appropriate box or boxes.)
BRANDYWINE BLUE FUND, INC. (Exact Name of Registrant as Specified in Charter)

3711 Kennett Pike
Greenville, Delaware	9807
(Address of Principal Executive Offices)	(Zip Code)

(302) 656-3017 (Registrant’s Telephone Number, including Area Code)

Copy to:
Richard L. Teigen
William F. D’Alonzo	Foley & Lardner LLP
3711 Kennett Pike	777 East Wisconsin Avenue
Greenville, Delaware 19807	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☒	on January 29, 2010 pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2), of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	January 29, 2010

Brandywine Advisors
Midcap Growth Fund

Trading Symbol: BWAFX

[Insert Logo]

“Never invest in the stock market --- invest in individual businesses.”

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Summary Section
Summary Section
Investment Objective

Brandywine Advisors Midcap Growth Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.07%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.30%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that you reinvest all dividends and distributions and that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$412	$713	$1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 240% of the average value of its portfolio.

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Principal Investment Strategies

Brandywine Advisors Midcap Growth Fund, under normal circumstances, will invest at least 80% of its net assets in mid-cap companies, companies having market capitalizations between $2 billion and $15 billion.  Brandywine Advisors Midcap Growth Fund invests principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers usually those which are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).  It utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market.  Brandywine Advisors Midcap Growth Fund will invest in companies in a broad range of industries but generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios.  It targets fundamentally sound companies that are experiencing a positive change.

The Fund employs a firm sell discipline.  The Fund will sell a stock:

▪	With deteriorating fundamentals such as contracting margins or reduced revenue growth

▪	When investor expectations have become unrealistically high

▪	When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Principal Investment Risks

There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following additional risks could affect the value of your investment:
▪
Market Risk - The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons.  These reasons include factors that may be specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally.  The price declines may be steep, sudden and/or prolonged.

▪
Foreign Security Risk - Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments.  Foreign companies may not be subject to the regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

▪
Portfolio Turnover Risk - High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay, and short-term capital gains (or losses) to investors.  Greater transaction costs may reduce Fund performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

▪
Medium Company Risk – There is a risk that the securities of mid-cap companies may have limited liquidity and greater price volatility than securities of large capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.

▪
Frequent Trading Risk - Frequent purchases and redemptions of shares of the Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares.  The Fund’s Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund.  The Fund has not experienced frequent purchases and redemptions of shares of the Fund that have been disruptive to the Fund; therefore, the Fund’s Board of Directors may reconsider its decision not to adopt policies and procedures if it determines that there is unusual trading in shares of the Fund.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement.  If you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

2

Performance

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual returns over 1 and 5 years and since inception compare with those of the S&P® 500, Russell MidCap® and Russell MidCap® Growth Indexes. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.  For additional information on these indexes, please see Index Descriptions in the prospectus.  Updated performance is available on the Fund’s website www.brandywinefunds.com. Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.  The Fund may perform better or worse in the future.

Brandywine Advisors Midcap Growth Fund

(Total return for the calendar year)
Note:During the nine year period shown on the bar chart, the Fund’s highest total return for a quarter was [   ]% (quarter ended [   ]) and the lowest total return for a quarter was [   ]% (quarter ended [    ]).

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Since the effective date of the Fund (October 31, 2000)
Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%
Russell MidCap® Index	[ ]%	[ ]%	[ ]%
Russell MidCap® Growth Index	[ ]%	[ ]%	[ ]%

  The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “Return after taxes on distributions and sale of Fund shares” may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Management
Investment Advisers
Friess Associates, LLC is the Fund’s investment adviser.  The investment adviser may delegate some or all of its investment advisory responsibilities to its affiliate, Friess Associates of Delaware, LLC, the Fund’s sub-adviser.

Portfolio Managers
The Fund is managed using a team approach. All investment decisions are subject to the final approval of William D’Alonzo, portfolio manager since 1997, or John P. Ragard, portfolio manager since 2001.
Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail (Brandywine Advisors Midcap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-877-636-6460, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Minimum investments are as follows:

To open a new account	$10,000
To add to an existing account	$1,000
Automatic Investment Plan	$500

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

3

Investment Objective, Strategies and Risks

A Word About Risk

Look for this “warning flag” symbol [graphic] throughout the prospectus.  It is used to mark detailed information about each type of risk that you, as a shareholder, will confront.

The Fund’s Investment Objective

The Fund’s investment objective is capital appreciation.  The Fund may change its investment objective without obtaining shareholder approval.  Please remember that an investment objective is not a guarantee. [graphic]  An investment in the Fund may not appreciate and investors may lose money.

The Fund will not take temporary defensive positions.  However it will invest in money market instruments such as United States Treasury Bills, commercial paper and repurchase agreements and hold some cash so that it can pay expenses and satisfy redemption requests.  The Fund’s investments in money market instruments and cash will not exceed 10% of the Fund’s net assets, except for short-term portfolio repositioning.

The Fund’s Investment Strategies

The Fund’s investment adviser believes the Fund is most likely to achieve its investment objective if it consistently invests in companies whose earnings exceed the expectations of the investment community.  Accordingly, the Fund invests in fundamentally sound companies that are experiencing a positive change. The Fund’s investment adviser believes fundamentally sound companies generally have some or all of the following attributes under normal economic conditions:

▪	Earnings growth typically over 20% annually
▪	High rates of profitability
▪	Strong balance sheets
▪	High quality of earnings (i.e., earnings realized through the normal sale of products or services rather than earnings or losses from non-recurring events)

The positive change could be:

▪	New products
▪	New management
▪	An acquisition or divestiture
▪	Legislative changes

The Fund typically does not invest in companies with high price-to-earnings ratios because these companies are less likely to perform better than the investment community expects.  The Fund is generally more likely to invest in lesser known companies moving from a lower to higher market share position within their industry groups than the largest and best known companies in such groups.

Additional Risks of Investing in the Fund [graphic]

Investing in shares of common stock or in ADRs involves risks.  The common stocks or ADRs in which the Fund invests may decline in value for any number of reasons.  If that happens, the value of your investment will decline as well.  The Fund’s investment adviser believes that the following are some of the main reasons why common stocks or ADRs purchased by the Fund may decline in value.

▪	The Fund’s investment adviser was incorrect in its assessment of a company’s prospects.
▪	The Fund’s investment adviser was correct in its assessment of a company’s prospects, but the company was out-of-favor with other investors.
▪	Investor psychology in the marketplace shifted from equity securities in general to other assets such as debt securities or money market instruments (sometimes called “a flight to safety”).

Disclosure of Portfolio Holdings

The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings.

Management of the Fund

About the Adviser

Friess Associates, LLC (the “Adviser”), P.O. Box 576, Jackson, Wyoming 83001 manages the investment portfolio for the Fund.  The Adviser may delegate some or all of its investment advisory responsibilities to its affiliate, Friess Associates of Delaware, LLC (the “Sub-Adviser”), P.O. Box 4166, Greenville, Delaware 19807.  In addition to the Fund, Friess Associates, LLC is the investment adviser to the Brandywine Fund, Brandywine Blue Fund and individual and institutional clients with substantial investment portfolios.  Friess Associates was established in 1974.  Affiliated Managers Group, Inc. (“AMG”) owns a majority interest in both the Adviser and the Sub-Adviser and is the managing member of both.

4

Compensation

As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund.  The Fund pays the Adviser an annual investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 1% of the net assets of the Fund.

The Adviser, not the Fund, pays the Sub-Adviser a fee equal to 110% of the monthly expenses the Sub-Adviser incurs in performing its services as Sub-Adviser.

A discussion regarding the basis for the Board of Directors approving the investment advisory agreements for the Fund with the Adviser is available in the Fund’s semi-annual report to shareholders for the most recent period ended March 31.

Investment Decisions

The Adviser and, if so delegated, the Sub-Adviser supervise the investment portfolio of the Fund, directing the purchase and sale of investment securities in the day-to-day management of the Fund.  In allocating brokerage business for the Fund, the Adviser takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts (or analysts of other firms retained by the broker) for consultation.

All investment decisions are made by a team of investment professionals representing the Adviser and Sub-Adviser, any of whom may make recommendations subject to the final approval of William D’Alonzo, John P. Ragard or another member of the Adviser’s management team to whom they may delegate the authority.

The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Mr. D’Alonzo has been an officer of the Fund since 2000 and a director since 2001 and Chairman of the Board of Directors since 2004.  He is also Chief Investment Officer and Chief Executive Officer of both the Adviser and the Sub-Adviser.  Mr. Ragard has been a Research Team Leader since 1995 and has been a member of the Management Committee of the Adviser and Sub-Adviser since 2001.

Service and Distribution Plan

The Fund has adopted a service and distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940.  Under the plan the Fund may pay distribution and shareholder servicing fees for the sale of its shares and for services provided to its shareholders at an annual rate of up to 0.25% of the Fund’s average net assets.  Since these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than other types of sales charges.

Determining Net Asset Value

The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called the net asset value (“NAV”).  The Fund calculates NAV as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading.  The New York Stock Exchange is closed on most national holidays and on Good Friday.  The Fund calculates NAV based on the market price of the securities (other than money market instruments) it holds.

If market quotations are not available, the Fund will value securities at their fair value pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

If the transfer agent, U.S. Bancorp Fund Services, LLC, receives your request to buy or to sell shares by the close of regular trading on the New York Stock Exchange, your transaction will be priced at that day’s NAV.  If the transfer agent receives your request after that time, it will be priced at the next business day’s NAV.

The Fund’s NAV can be found daily on the Fund’s website, www.brandywinefunds.com, and in the mutual fund listings of most major newspapers under the heading “Brandywine Funds”.  The Nasdaq symbol for the Fund is “BWAFX”.

5

About Our Minimum Requirements for Initial Investment

The Fund’s shares are primarily sold through broker-dealers, financial institutions or other service providers (“Servicing Agents”) with whom the Fund has entered into an agreement.

The Board of Directors has established $10,000 as the minimum initial investment in the Fund for shares that are not sold through Servicing Agents.

Employees, officers and directors of the Fund, the Adviser or the Sub-Adviser or firms providing contractual services to the Fund, members of their immediate families (spouses, siblings, parents, children and grandchildren) and retirement plans and trusts for their benefit may purchase shares without regard to the minimum.  The Fund’s officers may also, but are not required to, waive or lower the requirement for charitable organizations and employee benefit plans whose aggregate investment exceeds the Fund’s minimum initial investment requirement, and for IRAs.  The officers may also, but are not required to, waive or lower the requirement for shareholders’ spouses, parents, children and grandchildren under special circumstances, considering the additional shares to be an extension of the investment of the first shareholder.

Shares sold through Servicing Agents, as defined on page 7, may not be subject to any minimum investment requirements.

Investing in Brandywine Advisors Midcap Growth Fund

Our goal is to make it easy and pleasant for you to do business with us.  This section will help you become familiar with the many different services we offer to you as a shareholder.

How to Open Your Brandywine Advisors Midcap Growth Fund Account
1. Read this prospectus carefully.

2. Determine how much you want to invest.

Minimum investments are as follows:
To open a new account	$10,000
To add to an existing account	$1,000
Automatic Investment Plan	$500

3. Complete the appropriate parts of the purchase application, carefully following the instructions. (Additional purchase applications may be obtained from the Fund’s website, www.brandywinefunds.com or by contacting the Fund.)

Please be sure to provide your Social Security or taxpayer identification number on the application. If you have questions, please contact our Investor Service Representatives at 1-877-636-6460 or 1-414-765-4124.

In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  The Fund might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the transfer agent verify your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the transfer agent if you need additional assistance with your application.

If the Fund does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

4. Complete the appropriate parts of the application for certain account privileges such as telephone or Internet transactions, electronic transfer, wire transfer and exchanges.  By establishing this information now, you can avoid the delay and inconvenience later of having to file an additional  form. Adding these privileges at a later date may require a signature guarantee.  See “To Obtain a Signature Guarantee” on page 9.

5. Enclose your check.  Make your check payable to Brandywine Advisors Midcap Growth Fund.  All checks must be drawn on a bank located within the U.S. and must be payable in U.S. dollars.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000, nor will the Fund accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

[graphic] U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account for any payment check returned to the transfer agent.  The shareholder will also be responsible for any losses suffered by the Fund as a result.

6

6. Send application and check to: [graphic]

BY MAIL

For First Class Mail
Brandywine Advisors Midcap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Overnight Delivery Service or Registered Mail:
Brandywine Advisors Midcap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the transfer agent or the Fund.

BY WIRE    [graphic]

You may purchase shares by wire transfer.

Initial Investment by Wire – If you wish to open an account by wire, please call 1-877-636-6460 or 1-414-765-4124 before you wire funds in order to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.

Subsequent Investments by Wire – Please call 1-877-636-6460 or 1-414-765-4124 before you wire funds in order to advise the transfer agent of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA 075000022

Credit:
U.S. Bancorp Fund Services, LLC
Account 112-952-137

Further credit:
Brandywine Advisors Midcap Growth Fund
(shareholder account number)
(shareholder registration)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

THROUGH BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

Some broker-dealers may sell shares of the Fund.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser.  Some broker-dealers may purchase and redeem shares on a three-day settlement basis.  This means that the broker-dealer will pay for, and the Fund will issue, the shares on the third business day following the day the Fund receives the purchase order.

Servicing Agents may include the Fund as an investment alternative in the programs they offer or administer.  Servicing Agents may:

1. Become shareholders of record of the Fund.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This means that purchases made through Servicing Agents are not subject to the Fund’s minimum investment requirements.

2. Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

3. Charge fees to their customers for the services they provide them.  Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

4. Be allowed to purchase shares by telephone with payment to follow the next day.  If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

5. Be authorized to accept purchase orders on the Fund’s behalf (and designate other Servicing Agents to accept purchase orders on the Fund’s behalf).  If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund’s behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day’s net asset value, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day’s net asset value.

7

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent because particular Servicing Agents may adopt policies or procedures that are separate from those described in this Prospectus.  Investors purchasing or redeeming through a servicing agent need to check with the servicing agent to determine whether the servicing agent has entered into an agreement with the Fund.  When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis.  If the Servicing Agent does not place your order with the Fund on a timely basis, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

Other information about purchasing shares of the Fund

The Fund may reject any purchase application for any reason.  The Fund will not accept initial purchase orders made by telephone, unless either they are from a Servicing Agent which has an agreement with the Fund or are made in accordance with the wiring instructions on page 7.  Shares of the Fund have not been registered for sale outside of the U.S.  The Fund generally does not sell shares to investors residing outside the United States, even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Share Certificates

Shares are credited to your account, but certificates are not issued.

How to get in touch with
Brandywine Advisors Midcap Growth Fund
If you have any questions, please call one of our Investor Service Representatives at:
1-877-636-6460 or 1-414-765-4124
Monday - Friday  8:00 a.m. - 7:00 p.m. CST.

How to Buy Additional Shares of Brandywine Advisors Midcap Growth Fund

You may purchase additional shares (at least $1,000) by mailing your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form or by following the wiring instructions on page 7.

Make your check payable to Brandywine Advisors Midcap Growth Fund.  All checks must be drawn on U.S. banks and payable in U.S. dollars.  The Fund will not accept payment in cash or money orders.  The Fund does not accept cashier’s checks in amounts of less than $10,000, nor will the Fund accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Note:

In the case of retirement plan accounts established through Servicing Agents, additional shares may be purchased by the plans through Servicing Agents without regard to the Fund’s minimum subsequent purchase amounts.

TELEPHONE PURCHASES  [graphic]

The telephone purchase option may not be used for initial purchases of the Fund’s shares, but may be used for subsequent purchases.  The telephone purchase option allows you to make subsequent investments directly from a bank checking or savings account.  To establish the telephone purchase option for your account, complete the appropriate section in the Purchase Application.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  This option will become effective approximately 15 business days after the application form is received by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC.  To have Fund shares purchased at the net asset value determined at the close of regular trading on a given date, U.S. Bancorp Fund Services, LLC must receive your purchase order prior to the close of regular trading on such date.  Most transfers are completed within one business day.  Telephone purchases may be made by calling 1-877-636-6460.  Once a telephone transaction has been placed, it cannot be canceled or modified.

If you have already opened an account, you may request this option by sending U.S. Bancorp Fund Services, LLC the “Telephone Option” form available on our website (www.brandywinefunds.com).  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

8

INTERNET PURCHASES  [graphic]

After your account is established, you may set up a password by logging onto www.brandywinefunds.com.  See “Account Services and Policies–Website” on page 12.  This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer via the ACH network.  Please make sure that your Fund account is set up with bank account instructions and that your bank is an ACH member.  You must have indicated on your application that telephone transactions are authorized and also have provided a voided check with which to establish your bank account instructions in order to complete Internet transactions.

For transactions conducted over the Internet, we recommend the use of a secure Internet browser.  In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.  If an account has more than one owner or authorized person, the Fund will accept Internet instructions from any one owner or authorized person.

How to Sell Shares of Brandywine Advisors Midcap Growth Fund

Important Tax Note:

[graphic] Any sale or exchanges of shares in a non-retirement account could result in a taxable gain or loss.  The receipt of proceeds of the redemption of shares held in an IRA will constitute a taxable distribution of benefits from the IRA unless a qualifying rollover contribution is made.  Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

You may sell (redeem) some or all of your shares at any time during normal business hours.

You will need to assemble the following information:

▪	Account number(s)

▪	Amount of money or number of shares being redeemed

▪	Name(s) on the account

▪	Your daytime phone number

▪	Signature(s) of all registered account owners, if you plan to request a redemption in writing

▪	A signature guarantee is also required under special circumstances, including...

1. When redemption proceeds are payable to or sent to any address, person or bank other than as registered with the Fund.

2. You would like the check mailed to an address which has been changed within 30 days of the redemption request.

3. When changing ownership on an account.

4. When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund and/or the Fund’s transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

▪
additional documentation may be required for redemptions by corporations, executors, administrators, trustees, guardians or others who hold shares in a fiduciary or representative capacity.  Contact the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, in advance at 1-877-636-6460 or 1-414-765-4124.

To Obtain a Signature Guarantee

A signature guarantee assures that a signature is genuine.  It protects shareholders from unauthorized account transfers.  You may obtain a signature guarantee from domestic banks, brokers-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notarized signature is not acceptable.

Send a Letter of Instruction

Include with your letter the necessary information you have already assembled.

The Price You Will Receive for Your Shares

The redemption price per share is the next determined NAV after U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent, receives your written request in proper form with all the required information listed above.

BY MAIL   [graphic]

For First Class Mail

Brandywine Advisors Midcap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

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For Overnight Delivery Service or Registered Mail:

Brandywine Advisors Midcap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the transfer agent or the Fund.

BY TELEPHONE   [graphic]

Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming shares by telephone.  This can be done by completing the appropriate section on the application or by written request to U.S. Bancorp Fund Services, LLC.  Adding this option after your account is already established may require a signature guarantee.

To request a telephone redemption, assemble the same information that you would include in the letter of instruction for a written redemption request.  Call U.S. Bancorp Fund Services, LLC at 1-877-636-6460 or 1-414-765-4124.  Please do not call the Fund or the Adviser.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

THROUGH SERVICING AGENTS    [graphic]

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent.  Contact the Servicing Agent for instructions on how to do so.  If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day’s net asset value, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day’s net asset value.

AUTOMATICALLY   [graphic]

The Systematic Withdrawal Plan option may be activated if you have a minimum of $10,000 in your Fund account.

This option allows you to redeem a specific dollar amount from your account on a regular basis.  You may vary the amount or frequency of withdrawal payments or temporarily discontinue them.  For more information or to request the appropriate form, please call U.S. Bancorp Fund Services, LLC at 1-877-636-6460 or 1-414-765-4124.

Payment of Redemption Proceeds

A Check Will be Mailed to You

Payment for your redeemed shares will generally be sent to you on the business day following the day U.S. Bancorp Fund Services, LLC receives your valid request.  Normally, your payment will be made no later than the seventh day after your shares are redeemed.

Exceptions:  If the shares being redeemed were purchased by check, the Fund may delay the payment of your redemption proceeds until it is reasonably satisfied the check has cleared.  This normally may take up to 3 days from the date of purchase for local personal or corporate checks and up to 7 days from the date of purchase for other personal or corporate checks.  In addition, the Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

If you redeem by telephone, U.S. Bancorp Fund Services, LLC normally will transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either electronic funds transfer or wire.  If you redeem shares through a Servicing Agent, you will receive your redemption proceeds in accordance with the procedures established by the Servicing Agent.

Electronic Transfers

If you have established this option, your redemption proceeds can be electronically transferred to your designated bank account.  An Electronic Funds Transfer (“EFT”) generally takes up to 2-3 business days to reach the shareholder’s bank account.  A voided check should be included with your application to establish EFT instructions on your account.  There is no fee for this option.  Your bank must be a member of the Automated Clearing House Network (“ACH”).

By Wire

If you have established this option, your redemption proceeds can be wired directly into your designated bank account.  The transfer agent, U.S. Bancorp Fund Services, LLC, currently charges a $15 fee for each wire, which is deducted from the shareholder’s account.

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Disclosures Related to Market Timing

Frequent purchases and redemptions of shares of the Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares.  The Fund’s Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund.  The Fund has not experienced frequent purchases and redemptions of shares of the Fund that have been disruptive to the Fund.

The Fund’s officers receive reports on a regular basis as to purchases and redemptions of shares of the Fund and review these reports to determine if there is any unusual trading in shares of the Fund.  The Fund’s officers will report to the Board of Directors any such unusual trading in shares of the Fund.  In such event, the Fund’s Board of Directors may reconsider its decision not to adopt policies and procedures.

This policy does not affect the Fund’s right to reject any purchase request.  The Fund reserves the right to modify this policy at any time as it deems fit, and as may be required by regulatory requirements.

How to Exchange Shares

You may exchange shares of the Fund for shares of Brandywine Fund or Brandywine Blue Fund, and exchange shares of Brandywine Fund or Brandywine Blue Fund for shares of the Fund, provided that you can meet or have met the $10,000 minimum.  Before exchanging your shares, you should first carefully read the appropriate sections of the prospectus for the new Fund and you should consider the tax consequences if yours is a taxable account.

The exchange privilege is not intended as a vehicle for short-term or excessive trading.  Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders.  Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who engages in short-term or excessive trading.

Important Tax Note:

When you exchange shares, you are redeeming your shares in one fund and buying shares of another fund.  For federal income tax purposes, such an exchange is a taxable event in which you may realize a capital gain or loss.  Before making an exchange request, you should consult a tax or other financial adviser to determine the tax consequences. (This concern does not apply to IRA or other tax-exempt accounts.)

To exchange shares, send your written request to:

For First Class Mail

Brandywine Advisors Midcap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Overnight Delivery Service or Registered Mail:

Brandywine Advisors Midcap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.

You must include:
•Account name
•Account number
•Amount or number of shares of Fund to be exchanged
•  Signatures of all registered account owners are required.

If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 1-877-636-6460.

The registration (both name and address) of the account from which the exchange is being made and the account to which the exchange is being made must be identical.

At the present time there are no limitations on the number of exchanges a shareholder can make, and no exchange fee is currently imposed by the Fund on exchanges.

Dividends, Distributions and Taxes

The Fund intends to distribute annually all of its net earnings in the form of dividends and capital gains distributions.  As long as the Fund meets the requirements for being a regulated investment company, which is its intent, it pays no federal income tax on the earnings it distributes to shareholders.  Consequently, distributions you receive from the Fund, whether reinvested in additional shares of the Fund or taken as cash, are taxable to the shareholder in all accounts except tax-exempt accounts.

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Income dividends come from the dividends that the Fund earns from its holdings as well as interest it receives from its cash investments, less expenses.  Capital gains are realized whenever the Fund sells securities for higher prices than it paid for them.  These capital gains are either short term or long term depending on how long the Fund held the securities.

Most investors have their dividends and capital gains distributions reinvested in additional shares of the Fund.  When you open an account, you must specify on your application how you want to receive your distributions.  You may change your distribution option anytime by writing or calling the Fund at 1-877-636-6460 or 1-414-765-4124.

You can receive distributions of dividends and capital gains in two ways:

1.Reinvestment

Dividends and capital gains are automatically reinvested in additional shares of the Fund, unless you request them to be paid in cash.  You will be advised of the number of shares purchased and the price paid following each reinvestment.  The amount so reinvested is added to the basis value of your total investment.

2.Dividends and capital gains in cash

Both dividends and capital gains are paid in cash.  You may choose to have such amounts mailed to you, or forwarded by EFT (Electronic Funds Transfer) to your account.

If you elect to receive distributions and capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account.  The reinvestment will be at the Fund’s current net asset value and all subsequent distributions will also be reinvested.

The primary distribution will normally be made near the end of October, following the close of the Fund’s fiscal year, with a second distribution, if required, at the end of December.

In January, the Fund will mail to you Form 1099 detailing your dividends and capital gains distributions and their federal tax status, although you should verify your tax liability with your tax adviser.

[graphic] Even if you buy shares shortly before or on the “record date”, the date that establishes you as the person to receive the upcoming distribution, you will receive the full taxable distribution.  This may seem unfair to a taxable investor who has yet to enjoy the returns which generated the distribution.  However, your future tax liability may be reduced as a result of the distribution.  In any case, you may wish to consider the Fund’s record date before investing.

[graphic] The receipt of proceeds of the redemption of shares held in an IRA will constitute a taxable distribution of benefits from the IRA unless a qualifying rollover contribution is made.  Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

Shareholder Statements and Reports

To help you keep accurate records, we will send you a confirmation immediately following each transaction you make.  In January, we will send you a clear, concise statement detailing all your transactions during the year. For taxable accounts, this year-end statement also includes the 1099 information indicating the tax status of any dividends and capital gains distributions made to you.  Information on the status of your account is always available by telephone.

Four times a year, the Adviser will send you a report on the Fund.  These comprehensive reports include an assessment of the Fund’s performance, various comparisons to benchmarks, an overview of the markets, a report from the Adviser, listings of the Fund’s holdings and other items of interest.  The Adviser may also provide interim letters to update shareholders about important matters.

Account Services and Policies

Immediate Balance Information

Through an electronic Voice Response Unit (“VRU”) we offer 24-hour a day shareholder service.  Just call 1-877-636-6460 for an update on your account balance or latest share prices.  The VRU will guide you to your desired information.  Remember to have your account number handy.

Website

Visit the Fund’s site at: http://www.brandywinefunds.com

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On our website you can confirm your account balance, review recent transactions and make additional purchases if you have selected that option.  We are committed to protecting your personal financial security and have strict measures in place to ensure that others will never have access to your personal financial information. To access your account or establish your personal identification number (PIN), you must verify your identity by providing your social security number or tax identification number, and your account number.  When you establish your PIN, you will also be prompted to create a “Reset PIN Question and Answer” to enable you to reset a disabled or forgotten PIN directly from the website.  Should you require assistance with your account access, please contact a Shareholder Services Representative at 1-877-636-6460 or 1-414-765-4124.

Account Minimums

[graphic] The Fund reserves the right to redeem the shares held in any account, other than an IRA or an account with a Servicing Agent, if at the time of any exchange or redemption of shares in the account, the value of the remaining shares in the account falls below $5,000.  The shareholder will be notified that the value of his account is less than the minimum and allowed at least 60 days to make an additional investment.

Telephone and Electronic Transactions

It may be difficult to reach the Fund by telephone during periods of unusual market activity.  If you are unable to reach a representative by telephone, you may have to send written instructions.

Neither the Fund nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone or Internet transactions that they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the instructions, but may be liable for unauthorized transactions if they fail to follow such procedures.  These procedures include requiring some form of personal identification or personalized security codes of other information prior to acting upon the telephone or Internet instructions and recording all telephone calls.

Telephone redemptions must be received by or prior to market close (normally 4:00 p.m. Eastern Time).  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Shares of the Fund may not be redeemed via the Internet.

Once a telephone or Internet transaction has been placed, it cannot be canceled or modified.

Procedures for telephone redemptions may be modified or terminated at any time by the Fund or its transfer agent, U.S. Bancorp Fund Services, LLC.  The Fund reserves the right to refuse a telephone redemption request if it is believed advisable to do so.

Address Changes

To change the address on your account, call U.S. Bancorp Fund Services, LLC at 1-877-636-6460 or 1-414-765-4124.  Any written redemption request received within 30 days after an address change, whether such address change is made in writing or by telephone, must be accompanied by a signature guarantee.  No telephone redemptions will be allowed within 30 days of an address change.

Temporary Suspension of Services

The Fund can stop selling shares at any time and postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission.

Index Descriptions

The S&P 500® Index consists of 500 stocks, mostly on the New York Stock Exchange, selected by the Standard & Poor’s Ratings Group.  Each stock’s weighting is based on its relative total market value.  Stocks may be added or deleted from the Index which assumes reinvestment of dividends.

The Russell MidCap® Index, a trademark of the Frank Russell Company, measures the performance of the smallest 800 companies in the Russell 1000 Index and assumes reinvestment of dividends.  The Russell 1000 Index consists of the largest 1,000 companies included in the Russell 3000 Index.  The Russell 3000 Index consists of the 3,000 largest publicly traded companies in the United States based on total market capitalization.

The Russell MidCap® Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values and assumes reinvestment of dividends.  The stocks are also members of the Russell 1000 Growth Index.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by ____________________, whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.  To obtain a copy, call 1-877-636-6460 or 1-414-765-4124.

	Years Ended September 30,
	2009	2008	2007	2006	2005
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$8.65	$13.03	$10.63	$12.29	$9.22
Income from investment operations:
Net investment loss(1)	(0.04)	(0.08)	(0.07)	(0.06)	(0.05)
Net realized and unrealized (losses) gains on investments	(1.75)	(2.81)	3.25	(0.20)	3.12
Total from investment operations	(1.79)	(2.89)	3.18	(0.26)	3.07
Less distributions:
Distributions from net investment income	-	-	-	-	-
Distributions from net realized gains	-	(1.49)	(0.78)	(1.40)	-
Total from distributions	-	(1.49)	(0.78)	(1.40)	-
Net asset value, end of year	$6.86	$8.65	$13.03	$10.63	$12.29
TOTAL RETURN	(20.69%)	(25.22%)	31.80%	(1.10%)	33.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	148,518	204,571	261,500	187,381	200,593
Ratio of expenses to average net assets	1.30%	1.19%	1.17%	1.18%	1.19%
Ratio of net investment loss to average net assets	(0.62%)	(0.71%)	(0.59%)	(0.53%)	(0.51%)
Portfolio turnover rate	240%	198%	178%	208%	207%

(1)Net investment loss per share was calculated using average shares outstanding.

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(Not part of the Prospectus)

Privacy Policy

Your privacy is important to all of us at the Brandywine Advisors Midcap Growth Fund.

We do not sell your or former shareholders’ nonpublic personal information to anyone.

1. We collect nonpublic personal information about you from what we receive on applications or other forms and from your transactions with us.

2. We may disclose your nonpublic personal information to unaffiliated third parties (such as the Fund’s transfer agent) to assist us in providing services to you; to governmental authorities in response to inquiries; or as otherwise permitted by law.

3. We restrict access to your nonpublic personal information to those employees who need to know that information in order to serve you.  We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

Household Delivery of Shareholder Documents

Only one Prospectus, Annual and Semiannual Report will be sent to shareholders with the same last name and address on their Brandywine Advisors Midcap Growth Fund accounts, unless you request multiple copies.  If you would like to receive separate copies, please call us at 1-877-636-6460 or 1-414-765-4124.  We will begin sending your additional copies free of charge within 30 days.  If your shares are held through a financial institution, please contact them directly.

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Brandywine Advisors
Midcap Growth Fund

[Insert Logo]

Brandywine Advisors Midcap Growth Fund
P.O. Box 4166
Greenville, Delaware 19807
E-mail: bfunds@friess.com
Website: http://www.brandywinefunds.com
1-877-636-6460 or 1-414-765-4124

To learn more about Brandywine Advisors Midcap Growth Fund, you may want to read the Statement of Additional Information (“SAI”) which contains additional information about the Fund.  The Brandywine Advisors Midcap Growth Fund has incorporated by reference the SAI into the Prospectus.  This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about Brandywine Advisors Midcap Growth Fund’s investments by reading the Fund’s annual and semi-annual reports to shareholders.  The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the fiscal year.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, by calling 1-877-636-6460 or 1-414-765-4124 or by writing to:

Brandywine Advisors Midcap Growth Fund
P.O. Box 4166
Greenville, Delaware 19807

The Fund also makes available the SAI and the annual and semi-annual reports, free of charge, on its Internet website (http://www.brandywinefunds.com).

Prospective investors and shareholders who have questions about Brandywine Advisors Midcap Growth Fund may also call the above numbers or write to the above address.

The general public can review and copy information about Brandywine Advisors Midcap Growth Fund (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.)  Reports and other information about Brandywine Advisors Midcap Growth Fund are also available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address:  publicinfo@sec.gov, or by writing to:
Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

Please refer to Brandywine Advisors Midcap Growth Fund’s Investment Company Act File No. 811-06221 when seeking information about the Fund from the Securities and Exchange Commission.

STATEMENT OF ADDITIONAL INFORMATION for the Brandywine Advisors Midcap Growth Fund (BWAFX) series of Brandywine Blue Fund, Inc.	January 29, 2010

BRANDYWINE ADVISORS MIDCAP GROWTH FUND

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Brandywine Advisors Midcap Growth Fund dated January 29, 2010.  Requests for copies of the prospectus should be made in writing to Brandywine Advisors Midcap Growth Fund, P.O. Box 4166, Greenville, Delaware, 19807, Email: bfunds@friess.com or Website: www.brandywinefunds.com, or by calling (877) 636-6460.
The following financial statements are incorporated by reference to the Annual Report, dated September 30, 2009, of Brandywine Advisors Midcap Growth Fund (File No. 811-06221), as filed with the Securities and Exchange Commission on Form N-CSR on October 26, 2009:

Statement of Assets and Liabilities
Schedule of Investments
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

Stockholders may obtain a copy of the Annual Report, without charge, by calling 1-877-636-6460.

BRANDYWINE BLUE FUND, INC.
BRANDYWINE ADVISORS MIDCAP GROWTH FUND
P.O. Box 4166
Greenville, Delaware  19807

BRANDYWINE ADVISORS MIDCAP GROWTH FUND

No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated January 29, 2010 and, if given or made, such information or representations may not be relied upon as having been authorized by Brandywine Advisors Midcap Growth Fund.

This Statement of Additional Information does not constitute an offer to sell securities.

GENERAL INFORMATION AND HISTORY

Brandywine Blue Fund, Inc. (the “Company”) is an open-end, management investment company, consisting of two diversified portfolios, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund (the “Fund”), registered under the Investment Company Act of 1940 (the “Act”). This Statement of Additional Information (“SAI”) provides information about Brandywine Advisors Midcap Growth Fund.  The Company is a Maryland corporation incorporated on November 13, 1990.  Prior to January 31, 2008, the Fund was known as the “Brandywine Advisors Fund.”

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of:  (i) 67% of the Fund’s shares present or represented at a stockholder’s meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

1.  The Fund will not purchase securities on margin, participate in a joint-trading account, sell securities short, or write or invest in put or call options.

2.  The Fund will not borrow money or issue senior securities, except for temporary bank borrowings.  The Fund may pledge its assets to secure borrowings.  The Fund will not purchase securities while it has any outstanding borrowings.

3.  The Fund will not lend money (except by purchasing debt securities of a type normally acquired by institutional investors or entering into repurchase agreements) and will not lend its portfolio securities.

4.  The Fund will not make investments for the purpose of exercising control or management of any company.

5.  The Fund will limit its purchases of securities of any issuer (other than the United States or an instrumentality of the United States) in such a manner that it will satisfy at all times the requirements of Section 5(b)(1) of the Act (i.e., that at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purpose of the foregoing limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.)

6.  The Fund will not concentrate 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. Government Securities, in securities issued by companies engaged in the same industry.

7.  The Fund will not act as an underwriter or distributor of securities other than of its shares (except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities).

8.  The Fund will not purchase interests in any oil, gas or any other mineral exploration or development program.

9.  The Fund will not purchase or sell real estate or real estate mortgage loans.  (This prohibition shall include limited partnership interests of limited partnerships investing in real estate, but shall not include readily marketable investments in real estate investment trusts or readily marketable securities of companies investing in real estate.)

10.  The Fund will not purchase or sell commodities or commodities contracts, including futures contracts.

The following investment limitations are not fundamental and may be changed without stockholder approval.

1.   The Fund will not invest more than 5% of its total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than 3 years.

2.   The Fund will not invest more than 15% of the value of its net assets in illiquid securities.

3.   The Fund will not purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of the Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker’s commission and where as a result of such purchase the Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 5% of the Fund’s assets, taken at current value, would be invested in securities of registered closed-end investment companies.

4.   The Fund’s investments in money market instruments and cash will not exceed 10% of the Fund’s net assets, except for short-term portfolio repositioning.

Except for investment restrictions relating to borrowing money or investing in illiquid securities, unless specifically stated in an investment restriction, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from changes in value of a Fund’s assets will not constitute a violation of that restriction.

In accordance with the requirements of Rule 35d-1 under the Act, it is a non-fundamental policy of the Fund to normally invest at least 80% of the value of its net assets in the particular type of investment suggested by the Fund’s name.  If the Company’s Board of Directors determines to change this non-fundamental policy for the Fund, the Fund will provide 60 days prior notice to the stockholders before implementing the change of policy.  Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type:  “Important Notice Regarding Change in Investment Policy.”  If the notice is included with other communications to stockholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

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INVESTMENT CONSIDERATIONS

The Fund invests mainly in common stocks of U.S. companies.  However when the Fund’s investment adviser believes that securities other than common stocks offer opportunity for long-term capital appreciation, the Fund may invest up to 30% of its net assets in publicly distributed debt securities, preferred stocks, particularly those which are convertible into or carry rights to acquire common stocks, and warrants.  (The Fund currently intends to invest not more than 10% of its net assets in any of publicly distributed debt securities, preferred stocks or warrants.)  Investments in publicly distributed debt securities and nonconvertible preferred stocks offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities in general increases.  The Fund will limit its investments in publicly distributed debt securities to those which have been assigned one of the three highest ratings of either Standard & Poor’s Corporation (AAA, AA and A) or Moody’s Investors Service, Inc. (Aaa, Aa and A).  In the event a publicly distributed debt security is downgraded after investment, the Fund may retain such security unless it is rated less than investment grade (i.e., less than BBB by Standard & Poor’s Corporation or Baa by Moody’s Investors Service, Inc.).  If it is downgraded below investment grade, the Fund will promptly dispose of such publicly distributed debt security.  A description of the foregoing ratings is set forth in “Description of Securities Ratings.”

The Fund may invest in securities of foreign issuers or in American Depository Receipts of such issuers.  Such investments may involve risks which are in addition to the usual risks inherent in domestic investments.  The value of the Fund’s foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars.  In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States.  Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.  Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s income without providing a tax credit for the Fund’s stockholders.  Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund’s investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

The money market instruments in which the Fund invests include conservative fixed-income securities, such as U.S. Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits, as of the date of its most recently published annual financial statements, with a value in excess of $100,000,000 at the date of investment), commercial paper rated A-1 by Standard & Poor’s Corporation or Prime-l by Moody’s Investors Service, Inc., commercial paper master notes and repurchase agreements.  Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs.  They permit a series of short-term borrowings under a single note.  Borrowings under commercial paper master notes are payable in whole or in part at any time upon demand, may be prepaid in whole or in part at any time, and bear interest at rates which are fixed to known lending rates and automatically adjusted when such known lending rates change.  There is no secondary market for commercial paper master notes.  The Fund’s investment adviser will monitor the creditworthiness of the issuers of the commercial paper master notes while any borrowings are outstanding.

3

Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price.  The Fund will not enter into repurchase agreements with entities other than banks or invest over 15% of its net assets in repurchase agreements with maturities of more than seven days.  If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund will look to the collateral security underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund.  In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines.  In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

PORTFOLIO TURNOVER
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the investment adviser, investment considerations warrant such action.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  For the fiscal years ended September 30, 2009 and 2008, the Fund’s portfolio turnover was 240% and 198%, respectively.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund’s stockholders.  The Fund may not receive any compensation for providing this information.  The Fund’s Chief Compliance Officer will report periodically to the Board of Directors with respect to compliance with the Fund’s portfolio holdings disclosure procedures.

Fund Service Providers.  The Fund has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund’s portfolio holdings.  As a result, such third party service providers may receive portfolio holdings information prior to and more frequently than the public disclosure of such information.  In each case, the Fund’s Board of Directors has determined that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.  These third party service providers include the Fund’s administrator, independent registered public accountants, financial printer, legal counsel, transfer agent and custodian.

4

Rating and Ranking Organizations.  The Fund’s Board of Directors has determined that the Fund may provide its portfolio holdings to the rating and ranking organizations listed below.  The Fund may provide portfolio information to these organizations on either a monthly or quarterly basis but not until such information is approximately 10 business days old.

Morningstar, Inc.
Lipper, Inc.
Bloomberg L.P.
Thomson Financial Research
Vickers Stock Research

The determination was made that these organizations provide investors with a valuable service and, therefore, it is in the best interests of the Fund’s stockholders to provide them with non-public portfolio holdings information.  This information is not provided on the condition that it be kept confidential or that such organizations not trade on such information.  However, the officers of the Fund receive reports on a regular basis as to purchases and redemptions of Fund shares and review these reports to determine if there is any unusual trading in Fund shares.  The officers of the Fund will report to the Board of Directors any such unusual trading in Fund shares.  The Fund may not pay these organizations.

Public Disclosure.  The Fund’s quarterly reports to stockholders, containing quarter-end portfolio holdings, are distributed to stockholders approximately 10 business days after the end of each calendar quarter.

5

DIRECTORS AND OFFICERS OF THE COMPANY

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The same persons currently serve as directors and officers of both Brandywine Blue Fund, Inc. and Brandywine Fund, Inc., another registered investment company advised by the Fund’s investment adviser.  The name, address, principal occupations during the past five years, other public company and registered investment company directorships and other information with respect to each of the current directors and officers of the Company, as of the date of this SAI, are as follows:

	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director

“Disinterested Persons”

C. Quentin S. Jackson Age: 66 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director (Lead Independent Director)	Indefinite, until successor elected Since 2001	Mr. Jackson is retired. He was the President and Chief Executive Officer of Nuclear Electric Insurance Ltd., a multi-billion dollar insurance company mutually owned by energy companies.	3	None

Stuart A. McFarland Age: 62 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director (Chairman of the Audit Committee, since June, 2004)	Indefinite, until successor elected Since 2001	Mr. McFarland is Managing Partner of Federal City Capital Advisors, LLC, a financial advisory firm. He was the Chairman of Federal City Bancorp, a thrift holding company, from April 2004 until June 2007.	3	Helios Funds, and Newcastle Investment Corporation.

6

	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director

“Disinterested Persons”

W. Richard Scarlett III Age: 70 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected Since 2001	Mr. Scarlett is retired. He was the President and Chief Executive Officer of Jackson Bank & Trust. He was the Chairman and Chief Executive Officer of United Bancorporation of Wyoming, Inc. from 1981 to July 2008.	3	None

Thomas D. Wren Age: 58 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected Since 2006	Mr. Wren is a senior advisor for Promontory Financial Group, LLC, Washington, DC, a financial and regulatory consulting firm. Mr. Wren was the Treasurer of MBNA Corporation and its MBNA American Bank, N.A. subsidiary from 1995 to 2006.	3	ACM Financial Trust, Inc. and Hatteras Financial Corp.

James W. Zug Age: 69 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected Since 2001	Mr. Zug is a retired Partner of PricewaterhouseCoopers LLP. He was employed with PricewaterhouseCoopers and its predecessors from 1964 until 2000.	3	Allianz Funds, Amkor Technology, Inc. and Teleflex Inc.

_______________
(1)  Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.

7

	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director

“Interested Persons” (as defined in the Act) (2)

William F. D’Alonzo Age: 55 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director President and Chairman	Indefinite, until successor elected Since 2001 1 year term President since 2003 Chairman since 2004	Mr. D’Alonzo joined Friess Associates, LLC in 1981 as part of the research team. He became Chief Investment Officer of Friess Associates, LLC and Friess Associates of Delaware, LLC, an affiliate of Friess Associates, LLC (the “Friess Companies”) in 1997 and Chief Executive Officer of the Friess Companies in 2002.	3	None

Lynda J. Campbell Age: 64 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President, Secretary and Treasurer	1 year term Vice President since 1998; Secretary since 1990; Treasurer since 2007	Ms. Campbell joined Friess Associates, LLC in 1985. She is currently Chief Administrative Officer of the Friess Companies.	N/A	N/A

Joseph J. Fields Age: 54 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President	1 year term Since 2007	Mr. Fields joined Friess Associates, LLC in 1999. He is currently a Chief Relationship Manager of the Friess Companies.	N/A	N/A

8

Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director

“Interested Persons” (as defined in the Act) (2)

J. Gordon Kaiser Age: 50 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President	1 year term Since 2007	Mr. Kaiser joined Friess Associates, LLC in 1999. He is currently a Chief Relationship Manager of the Friess Companies.	N/A	N/A

David D. Marky Age: 44 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President, Assistant Secretary and Chief Compliance Officer
1 year term as Vice President and Assistant Secretary and at the discretion of the Board as Chief Compliance Officer;
Vice President since 2002;
Chief Compliance Officer since 2004;
Assistant Secretary since 2002
			Mr. Marky joined Friess Associates, LLC in 2000. He is currently the Compliance Officer of the Friess Companies and the Chief Compliance Officer of the Fund.	N/A	N/A
_______________
(1)  Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.
(2)  All of the officers of the Company and employees of the Friess Companies are “interested persons” of the Company (as defined in the Act).

9

The Company’s Board of Directors has created an audit committee whose members consist, as of the date of this SAI, of Messrs. McFarland, Wren and Zug.  The primary functions of the audit committee are to recommend to the Board of Directors the independent auditors to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Fund’s internal controls and to review certain other matters relating to the Fund’s auditors and financial records. The Company’s Board of Directors has no other committees. The audit committee met twice during the fiscal year ended September 30, 2009.

The current standard method of compensating the directors of the Company and Brandywine Fund, Inc. is for the Fund, Brandywine Blue Fund and Brandywine Fund to pay each disinterested director an annual fee of $3,000, $20,500 and $20,500, respectively.  The lead independent director is paid an additional $5,000 annually, divided proportionately among the Funds.  The chairman of the audit committee is paid an additional $5,000 annually, divided proportionately among the Funds.  Each of the Fund, Brandywine Blue Fund and Brandywine Fund also may reimburse directors for travel expenses incurred in order to attend meetings of the Boards of Directors.

10

The table below sets forth the compensation paid by the Fund to each of the current Directors of the Company during the fiscal year ended September 30, 2009:

COMPENSATION TABLE

Name of Person	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex(1) Paid to Directors
“Disinterested Persons”
C. Quentin S. Jackson	$3,138	$0	$0	$49,000
Stuart A. McFarland	$3,133	$0	$0	$49,000
W. Richard Scarlett III	$3,000	$0	$0	$44,000
Thomas D. Wren	$3,000	$0	$0	$44,000
James W. Zug	$3,000	$0	$0	$44,000
“Interested Persons” (as defined in the Act)
William F. D’Alonzo	$ 0	$0	$0	$ 0
______________
(1)	Brandywine Advisors Midcap Growth Fund, Brandywine Blue Fund and Brandywine Fund are the only Funds in the Fund Complex.

11

The governance policies of the Funds contemplate that each independent director will have invested in excess of $100,000 in the aggregate of shares of Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund after three years of service as a director.  It is not contemplated that directors will modify their investment level in the Fund due to market value fluctuations.  The following table sets forth the dollar range of equity securities beneficially owned by each of the current Directors in the Fund as of December 31, 2009, which is also the valuation date:

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies(1)
“Disinterested Persons”
C. Quentin S. Jackson
Stuart A. McFarland
W. Richard Scarlett III
Thomas D. Wren
James W. Zug
“Interested Persons” (as defined in the Act)
William F. D’Alonzo

_______________
(1)      Brandywine Advisors Midcap Growth Fund, Brandywine Blue Fund and Brandywine Fund are the only funds in the fund complex.

The Companies and Friess Associates, LLC, the Fund’s investment adviser have adopted a code of ethics pursuant to Rule 17j-1 under the Act.  The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund.  The code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.  While the code of ethics permits access persons of the Friess Companies to purchase and redeem shares of the Fund, it requires that such transactions be approved in advance by the Friess Companies Compliance Department, and prohibits purchases within ten business days of a redemption and a redemption within ten business days of a purchase.

Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at the Fund’s website at hhtp://www.brandywinefunds.com or the website of the Securities and Exchange Commission at http://www.sec.gov.

12

The Fund votes proxies in accordance with its proxy voting policy.  The Friess Companies employ Institutional Shareholder Services, Inc. to assist it in voting proxies for the Fund.  When the Fund votes proxies it generally follows the so-called “Wall Street Rule” (namely, it votes as management recommends or sells the stock prior to the meeting).  The Friess Companies believes that following the “Wall Street Rule” is usually consistent with the economic best interests of the Fund.  Consistent with its duty of care, the Friess Companies monitor proxy proposals just as it monitors other corporate events affecting the companies in which the Fund invests.

In the event that a vote presents a conflict of interest between the interests of the Fund and the Friess Companies, the Friess Companies will defer to the recommendations of ISS.  A brief description of the recommendations of ISS is set forth below.

The ISS proxy voting guidelines generally call for voting FOR:

•	Proposals to ratify auditors

•	Proposals to repeal classified boards and to elect all directors annually

•	Proposals asking that a majority or more of directors be independent

•	Proposals asking that audit, compensation and/or nominating committees be composed exclusively of independent directors

•	Proposals to allow or make easier stockholder action by written consent

•	Proposals that remove restrictions on the right of stockholders to act independently of management

•	Proposals to lower supermajority vote requirements

•	Proposals to adopt confidential voting

•	Proposals asking a company to submit its poison pill for stockholder ratification

The ISS proxy voting guidelines generally call for voting AGAINST:

•	Proposals to classify the board of directors

•	Proposals to restrict or prohibit stockholder ability to take action by written consent

•	Proposals to restrict or prohibit stockholder ability to call special meetings

•	Proposals to require a supermajority vote

•	Proposals to eliminate cumulative voting

13

The ISS proxy voting guidelines generally call for voting on a case-by-case basis on:

•	Proposals to elect directors in uncontested elections (ISS considers independence, attendance, long-term company performance and a number of other factors)

•
Proposals requiring that the positions of chairman and chief executive officer be held by different persons.  (ISS looks to see if the company has governance structures in place that counterbalance a combined position)

•	Proposals to elect directors in contested elections (ISS evaluates each side’s qualifications, track record and proposals)

•	Proposals to redeem or ratify a poison pill

•	Proposals for a merger or other corporate restructuring (ISS considers pricing, strategic rationale and the negotiating process)

•	Proposals for reincorporation (ISS considers both financial and corporate governance concerns)

•	Proposals to increase authorized common stock and to create dual class common stock (ISS considers the financial and voting implications)

•	Proposals to approve compensation plans (ISS considers a number of factors that primarily focus on the level of transfer of stockholder wealth and voting power dilution)

PRINCIPAL STOCKHOLDERS

Set forth below are the names and addresses of all holders of the Fund’s shares who as of December 31, 2009 owned more than 5% of the Fund’s then outstanding shares, as well as the number of shares of the Fund beneficially owned by all officers and directors of the Company as a group.

14

Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percentage Ownership
	[ ]	[ ]%
	[ ]	[ ]%
	[ ]	[ ]%
	[ ]	[ ]%
Officers and directors as a group (10 persons)	[ ]	(2)
(1) Owned of record only.
(2) Less than one percent.

As a result of their holdings, Foster and Lynnette Friess control the Fund.  Foster and Lynnette Friess own sufficient shares of the Fund to approve or disapprove all matters brought solely before the stockholders of the Fund.

Other than the foregoing, the Fund is not aware of any person who, as of December 31, 2009, owned of record or beneficially 5% or more of the shares of Brandywine Advisors Midcap Growth Fund.

INVESTMENT ADVISER, SUB-ADVISER AND PORTFOLIO MANAGERS

Investment Adviser

The investment adviser to the Fund is Friess Associates, LLC (formerly Friess Associates, Inc.) (the “Adviser”).  Affiliated Managers Group, Inc. (“AMG”) is the managing member of the Adviser.  AMG, Boston, Massachusetts, is a publicly-traded asset management company, which holds equity interests in investment management firms.  The Fund’s investment advisory agreement allows the Adviser to delegate some or all of its responsibilities to one or more sub-advisers.  The Adviser furnishes continuous investment advisory services and management to the Fund.  The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors of the Company may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund’s investment portfolio.  For its services, the Fund pays the Adviser a monthly management fee at the annual rate of 1% of the Fund’s daily net assets.  The Adviser at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Fund and pays salaries and fees of all officers and directors of the Company (except the fees paid to directors who are not interested persons of the Adviser).

During the fiscal years ended September 30, 2009, 2008 and 2007, the Fund paid the Adviser investment advisory fees of $1,373,325, $2,460,890 and $2,174,158, respectively.

15

The Fund pays all of its expenses not assumed by the Adviser including, but not limited to, the costs of preparing and printing its registration statement required under the Securities Act of 1933 and the Act and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing stockholders, the cost of stock certificates, director and officer liability insurance, reports to stockholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions.  Such expenses may include administrative services performed by the Adviser for which the Adviser will be reimbursed by the Fund. No reimbursement was required during the fiscal years ended September 30, 2009 and 2008.  During the fiscal year ended September 30, 2007, the Fund reimbursed the Adviser $2,180 for administrative services performed by the Adviser.

The Fund also pays the fees of directors who are not interested persons of the Adviser, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of assets of the Fund, expenses of calculating the Fund’s net asset value and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and stock transfer agents, including the cost of keeping all necessary stockholder records and accounts and handling any problems related thereto.

The Adviser has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the Fund’s shares are qualified for sale, or if the states in which the Fund’s shares are qualified for sale impose no such restrictions, 1.95%.  As of the date hereof, no such state law provision was applicable to the Fund.  The Fund monitors its expense ratio at least on a monthly basis.  If the accrued amount of the expenses of the Fund exceeds the applicable expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess.  In such a situation the monthly payment of the Adviser’s fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit.  No reimbursement was required during the fiscal years ended September 30, 2009, 2008 and 2007.

The investment advisory agreement between the Fund and the Adviser (the “Advisory Agreement”) will remain in effect as long as its continuance is specifically approved at least annually, by (i) the Board of Directors of the Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the Company who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Company or by vote of a majority of the applicable Fund’s stockholders, on sixty days written notice to the Adviser, and by the Adviser on the same notice to the Fund and that it shall be automatically terminated if it is assigned.

16

The Advisory Agreement provides that the Adviser shall not be liable to the Fund or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  The Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

Sub-Adviser

The sub-adviser to the Fund is Friess Associates of Delaware, LLC (the “Sub-Adviser”).  AMG is the managing member of the Sub-Adviser.  Pursuant to sub-advisory agreements between the Fund, the Adviser and the Sub-Adviser (“the Sub-Advisory Agreements”), the Sub-Adviser is responsible for managing the investment and reinvestment of the Fund’s assets and will take such steps as may be necessary to implement its investment decisions to the extent such authority has been delegated to it by the Adviser.  Under the Sub-Advisory Agreements, the Sub-Adviser, at its own expense and without reimbursement from the Company or the Fund, shall furnish office space, and all necessary office facilities, equipment and executive personnel for performing the duties delegated to it.  For its services to the Fund, the Adviser, not the Fund, pays the Sub-Adviser’s fees.

The Sub-Advisory Agreement will remain in effect for an initial two-year term and indefinitely thereafter as long as its continuance is specifically approved at least annually by (i) the Board of Directors of the Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the applicable Company who are not interested parties to the Sub-Advisory Agreement or interested persons of the Sub-Adviser, cast in person at a meeting called for the purpose of voting on such approval.  The Sub-Advisory Agreement provides that it may be terminated at any time without payment of any penalty, by any party immediately upon written notice to the other parties in the event of a breach of any provision of the Sub-Advisory Agreement by the party so notified, or otherwise upon giving thirty days’ written notice to the other parties, and that it shall be automatically terminated if it is assigned.

The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable to the Fund or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  The Sub-Advisory Agreement also provides that the Sub-Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The benefits derived by the Adviser and the Sub-Adviser from soft dollar arrangements are described under the caption “Allocation of Portfolio Brokerage”.

Portfolio Managers

The portfolio managers to the Fund may have responsibility for the day-to-day management of accounts other than the Fund.  Information regarding these other accounts is set forth below.  The number of accounts and assets is shown as of September 30, 2009.

17

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
William F. D’Alonzo	4	1	141	--	--	--
	$4,791,895,317	$380,070,191	$4,191,158,689	$--	$--	$--
John P. Ragard	4	1	141	--	--	--
	$4,791,895,317	$380,070,191	$4,191,158,689	$--	$--	$--

The portfolio managers of the Adviser and the Sub-Adviser are often responsible for managing other accounts.  The Adviser and the Sub-Adviser typically assign accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of the Fund and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates or the Sub-Adviser or one of its affiliates, as the case may be, in an account and certain trading practices used by the portfolio managers (for example, cross trades between a Fund and another account and allocation of aggregated trades).  The Adviser and the Sub-Adviser have developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Adviser and the Sub-Adviser have adopted policies limiting the ability of portfolio managers to cross securities between funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

With respect to initial public offerings and secondary offerings that are part of a syndicate calendar (collectively “IPOs”) the Adviser and Sub-Adviser use their best efforts to allocate fairly IPOs to all eligible accounts.  When feasible, IPOs are allocated pro rata to all eligible accounts.  Such allocations are generally not feasible because IPO allocations are limited and a pro rata allocation would result in extremely small positions held by eligible accounts.  To avoid this result IPOs are generally allocated to eligible accounts using a rotation system designed to treat equitably all eligible accounts.  The rotation system considers the performance of IPOs previously allocated.

18

The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to each portfolio manager as of September 30, 2009.

Name of Portfolio Managers	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)

William F. D’Alonzo	Salary/Bonus	Adviser/Sub-Adviser
Mr. D’Alonzo receives a fixed salary from the Adviser that is set by reference to industry standards.  He also receives an annual bonus based on the growth of client assets managed by the Adviser and its resulting revenue.

John P. Ragard	Salary/Bonus	Adviser/Sub-Adviser
Mr. Ragard receives a fixed salary from the Adviser that is set by reference to industry standards.  He also receives an annual subjective bonus based solely on the overall profitability of the Adviser after taxes for the prior fiscal year.

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each of the portfolio managers as of September 30, 2009.

Name of Portfolio Managers	Dollar Range of Equity Securities of Brandywine Advisors Midcap Growth Fund
William F. D’Alonzo	$100,001 - $500,000

John P. Ragard	$100,001 - $500,000

SERVICE AGREEMENT

Effective October 1, 2009, U.S. Bancorp Fund Services, LLC, (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator and accountant to the Fund pursuant to an administration agreement and an accounting agreement (the “Agreements”).  USBFS provides certain administrative and accounting services to the Fund, including, among other responsibilities, preparing financial statements, excise tax returns and reports required by the Securities and Exchange Commission; coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of the Fund’s independent contractors and agents; arranging for the computation of performance data, including net asset value; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Agreements, as compensation for its services, USBFS receives from the Fund complex (Brandywine Fund, Brandywine Blue Fund, Brandywine Advisors Midcap Growth Fund) a single fee based on the Funds’ aggregate current average daily net assets of: 0.012% on the first $3 billion, 0.009% on the next $2 billion and 0.0075% on the remaining assets, subject to a $40,000 per Fund annual minimum.   USBFS also is entitled to certain out-of-pocket expenses.  USBFS, the Transfer Agent and Custodian are affiliated entities under the common control of U.S. Bancorp.

The Agreements have initial terms of three years.  Subsequent to the initial three-year terms, the Agreements may be terminated by either party upon giving 90 days prior written notice to the other party or such shorter period as is mutually agreed upon by the parties.  Notwithstanding the foregoing, the Agreements may be terminated by any party upon the breach of the other party of any material term of the Agreements if such breach is not cured within 15 days of notice of such breach to the breaching party.  The Agreements also provide that the administrator shall not be liable for any error of judgment or mistake of law except a loss arising out of or relating to its refusal or failure to comply with the terms of the Agreements or from its bad faith, negligence or willful misconduct in the performance of its duties under the Agreements.

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Prior to October 1, 2009, the Fund’s administrator and accountant was Fiduciary Management, Inc. 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin 53202.  The mutual fund administration and accounting servicing division of Fiduciary Management, Inc. was acquired by USBFS on October 1, 2009.  For each of the fiscal years ending September 30, 2009, 2008 and 2007, the Fund paid Fiduciary Management, Inc. $46,000, $46,000 and $37,667, respectively, in administration fees.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund will normally be determined as of the close of trading on each day the New York Stock Exchange is open for trading.  The New York Stock Exchange is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  The New York Stock Exchange also may be closed on national days of mourning.

The net asset value (or “price”) per share of the Fund is determined by dividing the total value of the Fund’s investments and other assets less any liabilities, by the number of its outstanding shares.  In calculating the Fund’s net asset value, securities that are listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price.  Securities price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices.  Other securities will generally be valued at the most recent bid price if market quotations are readily available.  Debt securities (other than short term instruments) are valued at the latest bid prices furnished by independent pricing services.

The Fund values most money market instruments it holds at their amortized cost.  If market quotations are not available, the Fund will value securities at their fair value pursuant to procedures established by and under the supervision of the Board of Directors.  The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value.  Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

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DISTRIBUTION OF SHARES

The Fund has adopted a Service and Distribution Plan (the “Plan”) in anticipation that the Fund will benefit from the Plan through increased sales of shares, thereby reducing the Fund’s expense ratio and providing the Adviser with greater flexibility in management.  The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets.  Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.  Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and sales marketing activities of financial institutions and others, such as dealers or distributors, stockholder account servicing, the printing and mailing of prospectuses to other than current stockholders, and the printing and mailing of sales literature.  Distribution expenses may be authorized by the officers of the Company or the Fund’s distributor.  The Fund’s distributor is Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.  To the extent any activity financed by the Plan is one which the Fund may finance without a 12b-1 plan, the Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations.

The Plan may be terminated by the Fund at any time by a vote of the directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Directors”) or by a vote of a majority of the outstanding shares of the Fund.  Messrs. Jackson, McFarland, Scarlett, Wren and Zug are currently the Rule 12b-1 Directors.  Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires approval of the stockholders of the Fund and the Board of Directors, including the Rule 12b-1 Directors.

While the Plan is in effect, the selection and nomination of directors who are not interested persons of the Company will be committed to the discretion of the directors of the Company who are not interested persons of the Company.  The Board of Directors of the Company must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by a distributor, if any, or officers of the Company.  The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors.  During the fiscal year ended September 30, 2009, the Fund incurred distribution costs of $94,108 under the Plan. Of this amount, $2,672 was spent on advertising and promotional expenses, $16,611 was spent on printing and mailing of prospectuses to other than current stockholders, $58,210 was paid to broker-dealers, and $16,615 was paid to Quasar Distributors, LLC.

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PURCHASE OF SHARES

The Fund has adopted procedures pursuant to Rule 17a-7 under the Act pursuant to which the Fund may effect a purchase and sale transaction with an affiliated person of the Fund (or an affiliated person of such an affiliated person) in which the Fund issues its shares in exchange for securities of a character which is a permitted investment for the Fund.  For purposes of determining the number of shares of the Fund to be issued, the securities to be exchanged will be valued in accordance with the requirements of Rule 17a-7.  No such transactions will be made with respect to any person in which an affiliated person of the Fund has a beneficial interest.

AUTOMATIC INVESTMENT PLAN

Stockholders wishing to invest fixed dollar amounts in the Fund monthly or quarterly can make automatic purchases in amounts of $500 or more on any day they choose by using the Fund’s Automatic Investment Plan.  If such day is a weekend or holiday, such purchase shall be made on the next business day.  There is no service fee for participating in this Plan.  To use this service, the stockholder must authorize the transfer of funds from their checking account or savings account by completing the Automatic Investment Plan application included as part of the share purchase application.  Additional application forms may be obtained by calling the Fund at 1-877-636-6460.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House.  The Fund reserves the right to suspend, modify or terminate the Automatic Investment Plan without notice.  If a bank rejects payment, the Fund’s transfer agent will charge a $25 fee to the stockholder’s account.

Stockholders should notify the transfer agent, U.S. Bancorp Funds Services, LLC, of any changes to their Automatic Investment Plan at least five calendar days prior to the effective date.  The Fund is unable to debit mutual fund or “pass through” accounts.  The Automatic Investment Plan is designed to be a method to implement dollar cost averaging.  Dollar cost averaging is an investment approach providing for the investment of a specific dollar amount on a regular basis thereby precluding emotions dictating investment decisions.  Dollar cost averaging does not insure a profit nor protect against loss.

REDEMPTION OF SHARES

A stockholder’s right to redeem shares of the Fund will be suspended and the stockholder’s right to payment postponed for more than seven days for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or to determine fairly the value of its net assets.

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SYSTEMATIC WITHDRAWAL PLAN

The Fund has available to stockholders a Systematic Withdrawal Plan, pursuant to which a stockholder who owns shares of the Fund worth at least $10,000 at current net asset value may provide that a fixed sum will be distributed to him or her at regular intervals.  To participate in the Systematic Withdrawal Plan, a stockholder must complete an application which may be obtained from U.S. Bancorp Fund Services, LLC.  The Systematic Withdrawal Plan does not apply to shares of the Fund held in Individual Retirement Accounts or retirement plans.

There is no minimum withdrawal payment.  These payments will be made from the proceeds of periodic redemption of Fund shares in the account at net asset value.  Redemptions will be made on such day (no more than monthly) as a stockholder chooses or, if that day is a weekend or holiday, on the next business day.  When participating in the Systematic Withdrawal Plan, stockholders should elect to have all income dividends and capital gains distributions payable by the Fund on shares held in such account reinvested into additional Fund shares at net asset value.  This election can be made at the time of application or can be changed at any time.  The stockholder may deposit additional shares in his or her account at any time.

Withdrawal payments cannot be considered as yield or income on the stockholder’s investment, since portions of each payment will normally consist of a return of capital.  Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Fund’s portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the stockholder’s account.

The stockholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee’s address, by notifying U.S. Bancorp Fund Services, LLC in writing.  The stockholder also may vary the amount or frequency of withdrawal payments or temporarily discontinue them by notifying U.S. Bancorp Fund Services, LLC by telephone at 1-877-636-6460 or 414-765-4124.  Stockholders should notify the transfer agent, U.S. Bancorp Fund Services, LLC, of any changes to their Systematic Withdrawal Plan at least five calendar days prior to the effective date.  The transfer agent is unable to debit mutual fund or “pass through” accounts.

ALLOCATION OF PORTFOLIO BROKERAGE

Decisions to buy and sell securities for the Fund are made by the Adviser.  In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities) and the broker’s financial strength and stability.  The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.  Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. “markups” when the market maker sells a security and “markdowns” when the market maker buys a security).  However, in many instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.  While some brokers with whom the Fund effects portfolio transactions may recommend the purchase of the Fund’s shares, the Adviser will not allocate portfolio brokerage on the basis of recommendations by the broker to purchase shares of the Fund.

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In allocating brokerage business for the Fund, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts (or analysts of other firms retained by the broker) for consultation.

Entities or individuals providing these consulting services range from large full service brokerage firms to single person consultant firms. In return for these research services, the Adviser directs a portion of the Fund’s brokerage-to-brokerage firms employing the persons providing the consulting services or to brokerage firms that contract with the individual or entity providing such services. The entities or individuals providing consulting services are compensated by their brokerage firms or by the brokerage firms with which they contract.  They have no claims for, or rights to, compensation, employee benefits or other forms of remuneration from the Adviser.  Individuals providing consulting services may or may not be registered broker-dealers or investment advisers themselves and may not be licensed investment adviser representatives or registered representatives. (For example, they may simply work for a full service brokerage firm.)  They may be generalists providing advice about many industries, or specialists knowledgeable about a niche in a single industry.  They may or may not provide consulting services to investment advisers other than the Adviser.  The Adviser endeavors to build and maintain rapport with the individuals providing consulting services in order to more effectively serve the Adviser’s clients.  These individuals may be granted limited access to the Adviser’s research database and a company-wide list of holdings (but not individual client portfolios) so that they are better prepared to render advice and to avoid duplication of investment research efforts.

While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreement.  Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients.  The Advisory Agreement provides that the Adviser may cause a Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser’s overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion.

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During the fiscal years ended September 30, 2009, 2008 and 2007, the Fund paid brokerage commissions of $846,552 on transactions for which brokerage commissions were paid of $645,630,427; $968,720 on transactions for which brokerage commissions were paid of $943,281,341; and $834,755 on transactions for which brokerage commissions were paid of $727,954,804, respectively.  Of the brokerage commissions paid by the Fund in the fiscal year ended September 30, 2009, all but $66,151on transactions for which brokerage commissions were paid of $71,853,204 were paid to brokers who provided research services to the Adviser.

CUSTODIAN

U.S. Bank, N.A., Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian for the Fund.  As such, U.S. Bank, N.A. holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company.  U.S. Bank, N.A. does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to stockholders.  U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, an affiliate of U.S. Bank, N.A., acts as the Fund’s transfer agent and dividend disbursing agent.

TAXES

The Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes.  As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  In such event stockholders of the Fund would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities.  Distributions to stockholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

The Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year.  Dividends from the Fund’s net investment income, including short-term capital gains, are taxable to stockholders as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), while distributions from the Fund’s net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder’s holding period for the shares.  Distributions from the Fund are taxable to stockholders, whether received in cash or in additional Fund shares.  A portion of the income distributions of the Fund may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

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Any dividend or capital gains distribution paid shortly after a purchase of Fund shares will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution.  Furthermore, if the net asset value of the Fund shares immediately after a dividend or distribution is less than the cost of such shares to the stockholder, the dividend or distribution will be taxable to the stockholder even though it results in a return of capital to him.

Redemptions of shares will generally result in a capital gain or loss for income tax purposes.  Such capital gain or loss will be long term or short term, depending upon the holding period.  However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

The Fund may be required to withhold Federal income tax at a rate of 28% (“backup withholding”) from dividend payments and redemption proceeds if a stockholder fails to furnish the Fund with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the underreporting of income.  The certification form is included as part of the share purchase application and should be completed when the account is opened.

This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effects of such laws on an investor.  Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.

STOCKHOLDER MEETINGS

The Maryland General Corporation Law permits registered investment companies, such as the Company, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Act.  The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by stockholders under the Act.

The Company’s Bylaws also contain procedures for the removal of directors by its stockholders.  At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of stockholders for the purpose of voting upon the question of removal of any director.  Whenever ten or more stockholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company’s Secretary in writing, stating that they wish to communicate with other stockholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all stockholders as recorded on the books of such Company; or (2) inform such applicants as to the approximate number of stockholders of record and the approximate cost of mailing to them the proposed communication and form of request.

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If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all stockholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all stockholders with reasonable promptness after the entry of such order and the renewal of such tender.

CAPITAL STRUCTURE

Brandywine Blue Fund, Inc. has authorized capital of 1,000,000,000 shares of common stock, of which 500,000,000 shares have been allocated to Brandywine Blue Fund and 500,000,000 shares have been allocated to Brandywine Advisors Midcap Growth Fund.  Each outstanding share entitles the holder to one vote.  Generally shares are voted in the aggregate and not by each Fund, except where class voting by each Fund is required by Maryland law or the Act (e.g. change in investment policy or approval of an investment advisory agreement).

The shares of each of Brandywine Advisors Midcap Growth Fund and Brandywine Blue Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of each Fund, together with all income, earnings, profits and proceeds thereof, belong to that Fund and are charged with the liabilities in respect to that Fund and of that Fund’s share of the general liabilities of the Company in the proportion that the total net assets of the Fund bears to the total net assets of both Funds.  The net asset value per share of each Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on each Fund only out of lawfully available assets belonging to that Fund.  In the event of liquidation or dissolution of the Company, the stockholders of each Fund will be entitled, out of the assets of the Company available for distribution, to the assets belonging to such Fund.

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There are no conversion or sinking fund provisions applicable to the shares of either Fund.  Shares of each Fund have no preemptive, conversion, subscription or cumulative voting rights.  Consequently, the holders of more than 50% of the Company’s shares voting for the election of directors can elect the entire Board of Directors, and in such event, the holders of the remaining shares voting will not be able to elect any person to the Board of Directors.

The shares of each Fund are redeemable and transferable.  All shares issued and sold by the Funds will be fully paid and nonassessable.  Fractional shares have the same rights proportionately as full shares.

The Company will not issue certificates evidencing shares of Brandywine Advisors Midcap Growth Fund.  Each stockholder’s account will be credited with the number of shares purchased, relieving such stockholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption.  Written confirmations are issued for all purchases of shares of Brandywine Advisors Midcap Growth Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

____________________________, currently serves as the independent registered public accounting firm for the Fund.  _______________________ is responsible for auditing the financial statements of the Fund.

DESCRIPTION OF SECURITIES RATINGS

The Fund may invest in publicly distributed debt securities assigned one of the three highest ratings of either Standard & Poor’s Corporation (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”).  A brief description of the ratings symbols and their meanings follows.

Standard & Poor’s Corporation Bond Ratings.  A Standard & Poor’s corporate debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation.  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

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I.  Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligation; and

III.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue ratings definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity,  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Investors Service, Inc. Bond Ratings.  Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

Aaa - Bonds which are rated Aaa are judged to be the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

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Baa - Bonds which are rated Baa are considered as medium grade obligations; (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

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Prospectus	January 29, 2010

The Brandywine Funds

[Insert Logo]

Brandywine Fund, Inc.
Trading Symbol: BRWIX

Brandywine Blue Fund, Inc.
Trading Symbol: BLUEX

“Never invest in the stock market --- invest in individual businesses.”

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Summary Section – Brandywine Fund

Investment Objective

Brandywine Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.10%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that you reinvest all dividends and distributions and that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 239% of the average value of its portfolio.

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Principal Investment Strategies

Brandywine Fund invests principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers, usually those which are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).  It utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market.  Brandywine Fund will invest in companies in a broad range of industries but generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios.  The Fund targets fundamentally sound companies of all sizes that are experiencing a positive change.

The Fund employs a firm sell discipline.  The Fund will sell a stock:

▪	With deteriorating fundamentals such as contracting margins or reduced revenue growth

▪	When investor expectations have become unrealistically high

▪	When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Principal Investment Risks

There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following additional risks could affect the value of your investment:

▪
Market Risk - The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons.  These reasons include factors that may be specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally.  The price declines may be steep, sudden and/or prolonged.

▪
Foreign Security Risk - Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments.  Foreign companies may not be subject to the regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

▪
Portfolio Turnover Risk - High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay, and short-term capital gains (or losses) to investors.  Greater transaction costs may reduce Fund performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

▪
Frequent Trading Risk - Frequent purchases and redemptions of shares of the Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares.  The Fund’s Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund.  The Fund has not experienced frequent purchases and redemptions of shares of the Fund that have been disruptive to the Fund; therefore, the Fund’s Board of Directors may reconsider its decision not to adopt policies and procedures if it determines that there is unusual trading in shares of the Fund.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement.  If you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

Performance

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how its average annual returns over 1, 5 and 10 years compare with those of the S&P 500 ® , Russell 3000 ® and Russell 3000 ® Growth Indexes.  Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.  For additional information on these indexes, please see Index Descriptions in the prospectus.  Updated performance is available on the Fund’s website www.brandywinefunds.com .  Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.  The Fund may perform better or worse in the future.

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Brandywine Fund, Inc.
(Total return per calendar year)

Note:During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was [    ]% (quarter ended [    ]) and the lowest total return for a quarter was [   ]% (quarter ended [     ]).

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years
Brandywine Fund Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%
Russell 3000® Index	[ ]%	[ ]%	[ ]%
Russell 3000® Growth Index	[ ]%	[ ]%	[ ]%

The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “Return after taxes on distributions and sale of Fund shares” may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Management

Investment Advisers
Friess Associates, LLC is the Fund’s investment adviser.  The investment adviser may delegate some or all of its investment advisory responsibilities to its affiliate, Friess Associates of Delaware, LLC, the Fund’s sub-adviser.

Portfolio Managers
The Fund is managed using a team approach. All investment decisions are subject to the final approval of William D’Alonzo, portfolio manager since 1997, or John P. Ragard, portfolio manager since 2001.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Brandywine Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-656-3017, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Minimum investments are as follows:
To open a new account                      $10,000
To add to an existing account  $1,000
Automatic Investment Plan                   $500

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial
Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Summary Section – Brandywine Blue Fund

Investment Objective

        Brandywine Blue Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.16%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that you reinvest all dividends and distributions and that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 261% of the average value of its portfolio.

Principal Investment Strategies

Brandywine Blue Fund invests principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers, usually those which are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).  It utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market.  Brandywine Blue Fund will invest in companies in a broad range of industries but generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios.  The Fund targets fundamentally sound mid-cap or larger companies that are experiencing a positive change and that usually have a market capitalization of more than $6 billion

The Fund employs a firm sell discipline.  The Fund will sell a stock:

▪	With deteriorating fundamentals such as contracting margins or reduced revenue growth

▪	When investor expectations have become unrealistically high

▪	When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Principal Investment Risks

There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following additional risks could affect the value of your investment:

▪
Market Risk - The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons.  These reasons include factors that may be specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally.  The price declines may be steep, sudden and/or prolonged.

▪
Foreign Security Risk - Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments.  Foreign companies may not be subject to the regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

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▪
Portfolio Turnover Risk - High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay, and short-term capital gains (or losses) to investors.  Greater transaction costs may reduce Fund performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

▪
Medium Company Risk – There is a risk that the securities of mid-cap companies may have limited liquidity and greater price volatility than securities of large capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.

▪
Frequent Trading Risk - Frequent purchases and redemptions of shares of the Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares.  The Fund’s Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund.  The Fund has not experienced frequent purchases and redemptions of shares of the Fund that have been disruptive to the Fund; therefore, the Fund’s Board of Directors may reconsider its decision not to adopt policies and procedures if it determines that there is unusual trading in shares of the Fund.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement.  If you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

Performance

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how its average annual returns over 1, 5 and 10 years compare with those of the S&P 500 ® , Russell 1000 ®   and Russell 1000 ®   Growth Indexes.  Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.  For additional information on these indexes, please see Index Descriptions in the prospectus.  Updated performance is available on the Fund’s website www.brandywinefunds.com .  Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.  The Fund may perform better or worse in the future.

Brandywine Blue Fund, Inc.

(Total return per calendar year)

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was [   ]% (quarter ended [    ]) and the lowest total return for a quarter was [   ]% (quarter ended [   ]).

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years
Brandywine Blue Fund Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%
Russell 1000® Index	[ ]%	[ ]%	[ ]%
Russell 1000® Growth Index	[ ]%	[ ]%	[ ]%

The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.   The Fund’s “Return after taxes on distributions and sale of Fund shares” may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

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Management

Investment Advisers
Friess Associates, LLC is the Fund’s investment adviser.  The investment adviser may delegate some or all of its investment advisory responsibilities to its affiliate, Friess Associates of Delaware, LLC, the Fund’s sub-adviser.

Portfolio Managers
The Fund is managed using a team approach. All investment decisions are subject to the final approval of William D’Alonzo, portfolio manager since 1997, or John P. Ragard, portfolio manager since 2001.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Brandywine Blue Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-656-3017, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Minimum investments are as follows:
To open a new account        $10,000
To add to an existing account         $1,000
Automatic Investment Plan     $500

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial
Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objectives, Strategies and Risks

A Word About Risk

Look for this “warning flag” symbol throughout the prospectus. [graphic] It is used to mark detailed information about each type of risk that you, as a shareholder, will confront.

The Funds’ Investment Objective

Each Fund’s investment objective is capital appreciation.  The Funds may change their investment objective without obtaining shareholder approval.  Please remember that an investment objective is not a guarantee.  An investment in the Funds may not appreciate and investors may lose money.

The Funds’ Investment Strategies

The Funds’ investment adviser believes the Funds are most likely to achieve their investment objective if they consistently invest in companies that perform better than the investment community expects.  Accordingly, the Funds invest in fundamentally sound companies that are experiencing a positive change.  Fundamentally sound companies generally have some or all of the following attributes under normal market conditions:

▪	Earnings growth typically over 20% annually
▪	High rates of profitability
▪	Strong balance sheets
▪	High quality of earnings (i.e., earnings realized through the normal sale of products or services rather than earnings or losses from non-recurring events)

The positive change could be:

▪	New products
▪	New management
▪	An acquisition or divestiture
▪	Legislative changes

The Funds typically do not invest in companies with high price-to-earnings ratios because these companies are less likely to perform better than the investment community expects.  The Funds are generally more likely to invest in lesser known companies moving from a lower to higher market share position within their industry groups than the largest and best known companies in such groups.

Additional Risks of
Investing in the Funds [graphic]

Investing in shares of common stock or in ADRs involves risks.  The common stocks or ADRs in which the Funds invest may decline in value for any number of reasons.  If that happens, the value of your investment will decline as well.  The Funds’ investment adviser believes that the following are some of the main reasons why common stocks or ADRs purchased by the Funds may decline in value.

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▪	The Funds’ investment adviser was incorrect in its assessment of a company’s prospects.

▪	The Funds’ investment adviser was correct in its assessment of a company’s prospects, but the company was out-of-favor with other investors.

▪	Investor psychology in the marketplace shifted from equity securities in general to other assets such as debt securities or money market instruments (sometimes called “a flight to safety”).

Temporary Defensive Positions

The Funds may, in response to adverse market, economic, political or other conditions, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies but that are dictated by their sell discipline.  This means the Funds will attempt to avoid losses by investing in money market instruments such as United States Treasury Bills, commercial paper and repurchase agreements.  The Funds will not be able to achieve their investment objectives of capital appreciation to the extent that they invest in money market instruments since these securities do not appreciate in value.  When the Funds are not taking a temporary defensive position, they still will hold enough cash and money market instruments to meet current needs and to take advantage of investment opportunities.

Disclosure of Portfolio Holdings

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures with respect to the disclosure of its portfolio holdings.

Management of the Funds

About the Adviser

Friess Associates, LLC (the “Adviser”), P.O. Box 576, Jackson, Wyoming 83001 manages the investment portfolios for the Funds.  The Adviser may delegate some or all of its investment advisory responsibilities to its affiliate,  Friess Associates of Delaware, LLC (the “Sub-Adviser”), P.O. Box 4166, Greenville, Delaware 19807.  In addition to the Funds, Friess Associates, LLC is the investment adviser to Brandywine Advisors Midcap Growth Fund and individual and institutional clients with substantial investment portfolios.  Friess Associates was established in 1974. Affiliated Managers Group, Inc. (“AMG”) owns a majority interest in both the Adviser and the Sub-Adviser and is the managing member of both.

Compensation

As the investment adviser to the Funds, the Adviser manages the investment portfolios for the Funds.  The Funds pay the Adviser an annual investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 1% of the net assets of the Funds.

The Adviser, not the Funds, pays the Sub-Adviser a fee equal to 110% of the monthly expenses the Sub-Adviser incurs in performing its services as Sub-Adviser.

A discussion regarding the basis for the Board of Directors approving the investment advisory agreements for the Funds with the Adviser is available in the Funds’ semi-annual report to shareholders for the most recent period ended March 31.

Investment Decisions

The Adviser and, if so delegated, the Sub-Adviser supervise the investment portfolios of the Funds, directing the purchase and sale of investment securities in the day to day management of the Funds.  In allocating brokerage business for the Funds, the Adviser takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts (or analysts of other firms retained by the broker) for consultation.

All investment decisions are made by a team of investment professionals representing the Adviser and Sub-Adviser, any of whom may make recommendations subject to the final approval of William D’Alonzo, John P. Ragard or another member of the Adviser’s management team to whom they may delegate the authority.

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

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Mr. D’Alonzo has been an officer of both Funds since 1990 and a director since 2001 and Chairman of the Board of Directors since 2004.  He is also Chief Investment Officer and Chief Executive Officer of both the Adviser and the Sub-Adviser.  Mr. Ragard has been a Research Team Leader since 1995 and has been a member of the Management Committee of the Adviser and Sub-Adviser since 2001.

Determining Net Asset Value

The price at which investors purchase shares of the Funds and at which shareholders redeem shares of the Funds is called the net asset value (“NAV”).  The Funds calculate NAV as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading.  The New York Stock Exchange is closed on most national holidays and on Good Friday.  The Funds calculate NAV based on the market price of the securities (other than money market instruments) they hold.

If market quotations are not available, the Funds will value securities at their fair value pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

If the transfer agent, U.S. Bancorp Fund Services, LLC, receives your request to buy or to sell shares by the close of regular trading on the New York Stock Exchange, your transaction will be priced at that day’s NAV.  If the transfer agent receives your request after that time, it will be priced at the next business day’s NAV.

The NAV of each Fund can be found daily on the Funds’ website, www.brandywinefunds.com and in the mutual fund listings of most major newspapers under the heading “Brandywine Funds.”  The Nasdaq symbols are “BRWIX” for Brandywine Fund and “BLUEX” for Brandywine Blue Fund.

About Our Minimum Requirements for Initial Investment

The Board of Directors has established $10,000 as the minimum initial investment in each of the Brandywine Funds.

Employees, officers and directors of the Funds, the Adviser or the Sub-Adviser or firms providing contractual services to the Funds, members of their immediate families (spouses, siblings, parents, children and grandchildren) and retirement plans and trusts for their benefit may purchase shares without regard to the minimum.  The officers of the Funds may, but are not required to, waive or lower the requirement for charitable organizations and employee benefit plans whose aggregate investment exceeds a Fund’s minimum initial investment requirement, and for IRAs.  The officers may also, but are not required to, waive or lower the requirement for shareholders’ spouses, parents, children and grandchildren under special circumstances, considering the additional shares to be an extension of the investment of the first shareholder.

Shares sold through Servicing Agents, as defined on page 10, may not be subject to any minimum investment requirements.

Investing with Brandywine Funds

    Our goal is to make it easy and pleasant for you to do business with us.  This section will help you become familiar with the many different services we offer to you as a shareholder.

How to Open Your
Brandywine Funds Account

1.Read this prospectus carefully.

2.Determine how much you want to invest and in which fund.

Minimum investments are as follows:

Brandywine Fund
To open a new account                 $10,000
To add to an existing account       $1,000
Automatic Investment Plan                        $500

Brandywine Blue Fund
To open a new account                           $10,000
To add to an existing account                 $1,000
Automatic Investment Plan                        $500

3.Complete the appropriate parts of the purchase application, carefully following the instructions. (Additional purchase applications may be obtained from the Funds’ website, www.brandywinefunds.com or by contacting the Funds.)

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Please be sure to provide your Social Security or taxpayer identification number on the application. If you have questions, please contact our Investor Service Representatives at 1-800-656-3017 or 1-414-765-4124.

In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the transfer agent verify your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the transfer agent if you need additional assistance with your application.

If the Funds do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

4.Complete the appropriate parts of the application for certain account privileges, such as telephone or Internet transactions, electronic transfer, wire transfer and exchanges.  By establishing this information now, you can avoid the delay and inconvenience later of having to file an additional form.  Adding these privileges at a later date may require a signature guarantee.  See “To Obtain a Signature Guarantee” on page 12.

5.Enclose your check.  All checks should be made payable to: Brandywine Fund, Inc. or Brandywine Blue Fund, Inc., as applicable.  All checks must be drawn on a bank located within the U.S. and must be payable in U.S. dollars.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000, nor will the Funds accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

[graphic] U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account for any payment check returned to the transfer agent.  The shareholder will also be responsible for any losses suffered by the Funds as a result.

6.Send application and check to:

BY MAIL        [graphic]

For First Class Mail
Brandywine Fund, Inc. or
  Brandywine Blue Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Overnight Delivery Service or Registered Mail:
Brandywine Fund, Inc. or
  Brandywine Blue Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests do not constitute receipt by the transfer agent or the Funds.

BY WIRE        [graphic]

You may purchase shares by wire transfer.

Initial Investment by Wire – If you wish to open an account by wire, please call 1-800-656-3017 or 1-414-765-4124 before you wire funds in order to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.

Subsequent Investments by Wire – Please call 1-800-656-3017 or 1-414-765-4124 before you wire funds in order to advise the transfer agent of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA 075000022

Credit:
U.S. Bancorp Fund Services, LLC
Account 112-952-137

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Further credit:
Brandywine Fund, Inc. or
  Brandywine Blue Fund, Inc.
(shareholder account number)
(shareholder registration)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

THROUGH BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

Some broker-dealers may sell shares of the Funds.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser.  Some broker-dealers may purchase and redeem shares on a three-day settlement basis.  This means that the broker-dealer will pay for, and the Fund will issue, the shares on the third business day following the day the Fund receives the purchase order.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Funds as investment alternatives in the programs they offer or administer.  Servicing Agents may:

1.Become shareholders of record of the Funds.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This means that purchases made through Servicing Agents are not subject to the Funds’ minimum investment restrictions.

2.Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

3.Charge fees to their customers for the services they provide them.  Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

4.Be allowed to purchase shares by telephone with payment to follow the next day.  If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

5.Be authorized to accept purchase orders on the Funds’ behalf (and designate other Servicing Agents to accept purchase orders on behalf of the Funds).  This means that if the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Funds’ behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day’s net asset value, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day’s net asset value.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent because particular Servicing Agents may adopt policies or procedures that are separate from those described in this Prospectus.  Investors purchasing or redeeming through a Servicing Agent need to check with the Servicing Agent to determine whether the Servicing Agent has entered into an agreement with the Funds.  When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis.  If the Servicing Agent does not place your order with the Fund on a timely basis, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

Other information about purchasing shares of the Funds

The Funds may reject any purchase application for any reason.  The Funds will not accept initial purchase orders made by telephone, unless either they are from a Servicing Agent which has an agreement with the Funds or are made in accordance with the wiring instructions on page 9.  Shares of the Funds have not been registered for sale outside of the U.S.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Share Certificates

Shares are credited to your account, but certificates are not issued unless you request them by writing to:

The Brandywine Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

10

How to get in touch with Brandywine Funds
If you have any questions, please call one of our
Investor Service Representatives at:
1-800-656-3017 or 1-414-765-4124
Monday - Friday  8:00 a.m. - 7:00 p.m. CST.

How to Buy Additional Shares in
Brandywine Funds

You may purchase additional shares (at least $1,000) by mailing your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form or by following the wiring instructions on page 9.

All checks should be made payable to: Brandywine Fund, Inc. or Brandywine Blue Fund, Inc., as applicable.  All checks must be drawn on a bank located within the U.S. and must be payable in U.S. dollars.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000, nor will the Funds accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Note:

In the case of retirement plan accounts established through Servicing Agents, additional shares may be purchased by the plans through Servicing Agents without regard to the Funds’ minimum subsequent purchase amounts.

TELEPHONE PURCHASES  [graphic]

The telephone purchase option may not be used for initial purchases of the Funds’ shares, but may be used for subsequent purchases.  The telephone purchase option allows you to make subsequent investments directly from a bank checking or savings account.  To establish the telephone purchase option for your account, complete the appropriate section in the Purchase Application.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  This option will become effective approximately 15 business days after the application form is received by the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC.  To have Fund shares purchased at the net asset value determined at the close of regular trading on a given date, U.S. Bancorp Fund Services, LLC must receive your purchase order prior to the close of regular trading on such date.  Most transfers are completed within one business day.  Telephone purchases may be made by calling 1-800-656-3017.  Once a telephone transaction has been placed, it cannot be canceled or modified.

If you have already opened an account, you may request this option by sending U.S. Bancorp Fund Services, LLC the “Telephone Option” form available on our website (www.brandywinefunds.com).  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

INTERNET PURCHASES  [graphic]

After your account is established, you may set up a password by logging onto www.brandywinefunds.com.  See “Account Services and Policies–Website” on page 15.  This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer via the ACH network.  Please make sure that your Fund account is set up with bank account instructions and that your bank is an ACH member.  You must have indicated on your application that telephone transactions are authorized and also have provided a voided check with which to establish your bank account instructions in order to complete Internet transactions.

For transactions conducted over the Internet, we recommend the use of a secure Internet browser.  In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.  If an account has more than one owner or authorized person, the Funds will accept Internet instructions from any one owner or authorized person.

How to Sell Shares of
Brandywine Funds

Important Tax Note:

[graphic] Any sale or exchange of shares in a non-retirement account could result in a taxable gain or loss.  The receipt of proceeds of the redemption of shares held in an IRA will constitute a taxable distribution of benefits from the IRA unless a qualifying rollover contribution is made.  Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

You may sell (redeem) some or all of your shares at any time during normal business hours.  If you hold physical certificates for your shares, they should be mailed to or deposited with U.S. Bancorp Fund Services, LLC and should be accompanied with a written request for redemption.  The written request should contain a signature guarantee.  Even though the back of the certificate contains a line for a signature and signature guarantee, please return the certificates unsigned.

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You will need to assemble the following information:

▪	Account number(s)

▪	Amount of money or number of shares being redeemed

▪	Name(s) on the account

▪	Your daytime phone number

▪	Signature(s) of all registered account owners, if you plan to request a redemption in writing

▪	A signature guarantee is also required under special circumstances, including...

1. When redemption proceeds are payable to or sent to any address, person or bank account other than as registered with the Funds.

2. You would like the check mailed to an address which has been changed within 30 days of the redemption request.

3. When changing ownership on an account.

4. When establishing or modifying certain services on an account.

In addition to the situations described above, the Funds and/or the Funds’ transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

▪
Additional documentation may be required for redemptions by corporations, executors, administrators, trustees, guardians or others who hold shares in a fiduciary or representative capacity.  Contact the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, in advance at 1-800-656-3017 or 1-414-765-4124.

To Obtain a Signature Guarantee

A signature guarantee assures that a signature is genuine.  It protects shareholders from unauthorized account transfers.  You may obtain a signature guarantee from domestic banks, brokers-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notarized signature is not acceptable.

Send a Letter of Instruction

Include with your letter the necessary information you have already assembled.

The Price You Will Receive for Your Shares

The redemption price per share is the next determined NAV after U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, receives your written request in proper form with all the required information listed above.

BY MAIL        [graphic]

For First Class Mail

Brandywine Fund, Inc. or
Brandywine Blue Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Overnight Delivery Service or Registered Mail:

Brandywine Fund, Inc. or
Brandywine Blue Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests do not constitute receipt by the transfer agent or the Funds.

BY TELEPHONE      [graphic]

Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming shares by telephone.  This can be done by completing the appropriate section on the application or by written request to U.S. Bancorp Fund Services, LLC.  Adding this option after your account is already established may require a signature guarantee.

To request a telephone redemption, assemble the same information that you would include in the letter of instruction for a written redemption request.  Call U.S. Bancorp Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124.  Please do not call the Funds or the Adviser.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

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THROUGH SERVICING     [graphic]
AGENTS

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent.  Contact the Servicing Agent for instructions on how to do so.  If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Funds, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day’s net asset value, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day’s net asset value.

AUTOMATICALLY      [graphic]

The Systematic Withdrawal Plan option may be activated if you have a minimum of $10,000 in either your Brandywine Fund account or your Brandywine Blue Fund account.

This option allows you to redeem a specific dollar amount from your account on a regular basis.  You may vary the amount or frequency of withdrawal payments or temporarily discontinue them.  For more information or to request the appropriate form, please call U.S. Bancorp Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124.

Payment of Redemption Proceeds

A Check Will be Mailed to You

Payment for your redeemed shares will generally be sent to you on the business day following the day U.S. Bancorp Fund Services, LLC receives your valid request.  Normally, your payment will be made no later than the seventh day after your shares are redeemed.

Exceptions:  If the shares being redeemed were purchased by check, the Fund may delay the payment of your redemption proceeds until it is reasonably satisfied the check has cleared.  This normally may take up to 3 days from the date of purchase for local personal or corporate checks and up to 7 days from the date of purchase for other personal or corporate checks.  In addition, the Funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

If you redeem by telephone, U.S. Bancorp Fund Services, LLC normally will transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either electronic funds transfer or wire.  If you redeem shares through a Servicing Agent, you will receive your redemption proceeds in accordance with the procedures established by the Servicing Agent.

Electronic Transfers

If you have established this option, your redemption proceeds can be electronically transferred to your designated bank account.  An Electronic Funds Transfer (“EFT”) generally takes up to 2-3 business days to reach the shareholder’s bank account.  A voided check should be included with your application to establish EFT instructions on your account.  There is no fee for this option.  Your bank must be a member of the Automated Clearing House Network (“ACH”).

By Wire

If you have established this option, your redemption proceeds can be wired directly into your designated bank account.  The transfer agent, U.S. Bancorp Fund Services, LLC, currently charges a $15 fee for each wire, which is deducted from the shareholder’s account.

Disclosures Related to Market Timing

Frequent purchases and redemptions of shares of the Funds by a shareholder may harm other shareholders by interfering with the efficient management of the Funds’ portfolios, increasing brokerage and administrative costs, and potentially diluting the value of their shares.  The Funds’ Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Funds.  The Funds have not experienced frequent purchases and redemptions of shares of the Funds that have been disruptive to the Funds.

The Funds’ officers receive reports on a regular basis as to purchases and redemptions of shares of the Funds and review these reports to determine if there is any unusual trading in shares of the Funds.  The Funds’ officers will report to the Board of Directors any such unusual trading in shares of the Funds.  In such event, the Funds’ Board of Directors may reconsider its decision not to adopt policies and procedures.

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This policy does not affect the Funds’ right to reject any purchase request.  The Funds reserve the right to modify this policy at any time as they deem fit, and as may be required by regulatory requirements.

How to Exchange Shares

You may exchange shares of Brandywine Blue Fund for shares of Brandywine Fund or Brandywine Advisors Midcap Growth Fund, and exchange shares of Brandywine Fund for shares of Brandywine Blue Fund or Brandywine Advisors Midcap Growth Fund, provided that you can meet or have met the $10,000 minimum.  Before exchanging your shares, you should first carefully read the appropriate sections of the prospectus for the new Fund and you should consider the tax consequences if yours is a taxable account.

The exchange privilege is not intended as a vehicle for short-term or excessive trading.  Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders.  Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who engages in short-term or excessive trading.

Important Tax Note:

When you exchange shares, you are redeeming your shares in one fund and buying shares of another fund.  For federal income tax purposes, such an exchange is a taxable event in which you may realize a capital gain or loss.  Before making an exchange request, you should consult a tax or other financial adviser to determine the tax consequences. (This concern does not apply to IRA or other tax-exempt accounts.)

To exchange shares, send your written request to:

For First Class Mail

Brandywine Fund, Inc. or
Brandywine Blue Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Overnight Delivery Service or Registered Mail:

Brandywine Fund, Inc. or
Brandywine Blue Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.

You must include:
•Account name
•Account number
•	Amount or number of shares of Fund to be exchanged
•	Signatures of all registered account owners are required.

If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 1-800-656-3017.

The registration (both name and address) of the account from which the exchange is being made and the account to which the exchange is being made must be identical.

At the present time there are no limitations on the number of exchanges a shareholder can make, and no exchange fee is currently imposed by the Funds on exchanges.

Dividends, Distributions and Taxes

The Funds intend to distribute annually all of their net earnings in the form of dividends and capital gains distributions.  As long as the Funds meet the requirements for being a regulated investment company, which is their intent, they pay no federal income tax on the earnings they distribute to the shareholders.  Consequently, distributions you receive from the Funds, whether reinvested in additional shares of the Funds or taken as cash, are taxable to the shareholder in all accounts except tax-exempt accounts.

Income dividends come from the dividends that the Funds earn from their holdings as well as interest they receive from their cash investments, less expenses.  Capital gains are realized whenever the Funds sell securities for higher prices than they paid for them.  These capital gains are either short term or long term depending on how long the Funds held the securities.

Most investors have their dividends and capital gains distributions reinvested in additional shares of the Funds.  When you open an account, you must specify on your application how you want to receive your distributions.  You may change your distribution option anytime by writing or calling the Funds at 1-800-656-3017 or 1-414-765-4124.

You can receive distributions of dividends and capital gains in two ways:

14

1.Reinvestment

Dividends and capital gains are automatically reinvested in additional shares of the Funds, unless you request them to be paid in cash.  You will be advised of the number of shares purchased and the price paid following each reinvestment.  The amount so reinvested is added to the basis value of your total investment.

2.Dividends and capital gains in cash

Both dividends and capital gains are paid in cash.  You may choose to have such amounts mailed to you, or forwarded by EFT (Electronic Funds Transfer) to your account.

If you elect to receive distributions and capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account.  The reinvestment will be at such Fund’s current net asset value and all subsequent distributions will also be reinvested.

The primary distribution will normally be made near the end of October, following the close of the Funds’ fiscal year, with a second distribution, if required, at the end of December.

In January, the Funds will mail to you Form 1099 detailing your dividends and capital gains distributions and their federal tax status, although you should verify your tax liability with your tax adviser.

[graphic] Even if you buy shares shortly before or on the “record date”, the date that establishes you as the person to receive the upcoming distribution, you will receive the full taxable distribution.  This may seem unfair to a taxable investor who has yet to enjoy the returns of the Fund which generated the distribution.  However, your future tax liability may be reduced as a result of the distribution.  In any case, you may wish to consider the Funds’ record date before investing.

[graphic] The receipt of proceeds of the redemption of shares held in an IRA will constitute a taxable distribution of benefits from the IRA unless a qualifying rollover contribution is made.  Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

Shareholder Statements and Reports

To help you keep accurate records, we will send you a confirmation immediately following each transaction you make.  In January, we will send you a clear, concise statement detailing all your transactions during the year. For taxable accounts, this year-end statement also includes the 1099 information indicating the tax status of any dividends and capital gains distributions made to you.  Information on the status of your account is always available by telephone.

Four times a year, the Adviser will send you a report on the Funds.  These comprehensive reports include an assessment of the Funds’ performance, various comparisons to benchmarks, an overview of the markets, a report from the Adviser, listings of the Funds’ holdings and other items of interest.  The Adviser may also provide interim letters to update shareholders about important matters.

Account Services and Policies

Immediate Balance Information

Through an electronic Voice Response Unit (“VRU”), we offer 24-hour-a-day shareholder service.  Just call 1-800-656-3017 for an update on your account balance or latest share prices.  The VRU will guide you to your desired information.  Remember to have your account number handy.

Website

Visit the Funds’ site at: http://www.brandywinefunds.com

On our website you can confirm your account balance, review recent transactions and make additional purchases if you have selected that option.  We are committed to protecting your personal financial security and have strict measures in place to ensure that others will never have access to your personal financial information. To access your account or establish your personal identification number (PIN), you must verify your identity by providing your social security number or tax identification number, and your account number.  When you establish your PIN, you will also be prompted to create a “Reset PIN Question and Answer” to enable you to reset a disabled or forgotten PIN directly from the website.  Should you require assistance with your account access, please contact a Shareholder Services Representative at 1-800-656-3017 or 1-414-765-4124.

Account Minimums

[graphic] The Funds reserve the right to redeem the shares held in any account, other than an IRA or an account with a Service Agent, if at the time of any exchange or redemption of shares in the account, the value of the remaining shares in the account falls below $5,000.  The shareholder will be notified that the value of his account is less than the minimum and allowed at least 60 days to make an additional investment.

15

Telephone and Electronic Transactions

It may be difficult to reach the Funds by telephone during periods of unusual market activity.  If you are unable to reach a representative by telephone, you may have to send written instructions.

Neither the Funds nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone or Internet transactions that they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the instructions, but may be liable for unauthorized transactions if they fail to follow such procedures.  These procedures include requiring some form of personal identification or personalized security codes or other information prior to acting upon the telephone or Internet instructions and recording all telephone calls.

Telephone redemptions must be received by or prior to market close (normally 4:00 p.m. Eastern Time).  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Shares of the Funds may not be redeemed via the Internet.

Once a telephone or Internet transaction has been placed, it cannot be canceled or modified.

Procedures for telephone redemptions may be modified or terminated at any time by the Funds or their transfer agent, U.S. Bancorp Fund Services, LLC. The Funds reserve the right to refuse a telephone redemption request if it is believed advisable to do so.

Address Changes

To change the address on your account, call U.S. Bancorp Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124.  Any written redemption requests received within 30 days after an address change, whether such address change is made in writing or by telephone, must be accompanied by a signature guarantee.  No telephone redemptions will be allowed within 30 days of an address change.

Temporary Suspension of Services

The Funds can stop selling shares at any time and may postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission.

Index Descriptions

The S&P 500® Index consists of 500 stocks, mostly on the New York Stock Exchange, selected by the Standard & Poor’s Ratings Group.  Each stock’s weighting is based on its relative total market value.  Stocks may be added or deleted from the Index which assumes reinvestment of dividends.

The Russell 3000® Index, a trademark of the Frank Russell Company, consists of the 3,000 largest publicly traded companies in the United States based on total market capitalization and assumes reinvestment of dividends.

The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values and assumes reinvestment of dividends.  The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indexes.

The Russell 1000® Index, a trademark of the Frank Russell Company, consists of the largest 1,000 companies included in the Russell 3,000 Index and assumes the reinvestment of dividends.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values and assumes the reinvestment of dividends.

16

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).  This information has been audited by ________________, whose report, along with the Funds’ financial statements, is included in the Annual Report, which is available upon request.  To obtain a copy, call 1-800-656-3017 or 1-414-765-4124.

Brandywine Fund, Inc.

	Years Ended September 30,
	2009	2008	2007	2006	2005
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$26.86	$40.98	$32.27	$31.50	$24.19
Income from investment operations:
Net investment loss(1)	(0.05)	(0.18)	(0.19)	(0.10)	(0.08)
Net realized and unrealized (losses) gains on investments	(5.59)	(8.72)	9.15	0.87	7.39
Total from investment operations	(5.64)	(8.90)	8.96	0.77	7.31
Less distributions:
Distributions from net investment income	-	-	-	-	-
Distributions from net realized gains	(0.11)	(5.22)	(0.25)	-	-
Total from distributions	(0.11)	(5.22)	(0.25)	-	-
Net asset value, end of year	$21.11	$26.86	$40.98	$32.27	$31.50
TOTAL RETURN	(20.98%)	(25.16%)	27.90%	2.44%	30.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	2,281,681	3,421,787	4,851,268	4,066,292	3,995,582
Ratio of expenses to average net assets	1.10%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment loss to average net assets	(0.25%)	(0.54%)	(0.54%)	(0.31%)	(0.25%)
Portfolio turnover rate	239%	210%	162%	200%	183%

(1)Net investment loss per share was calculated using average shares outstanding.

Brandywine Blue Fund, Inc.

	Years Ended September 30,
	2009	2008	2007	2006	2005
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$23.86	$38.18	$31.15	$31.33	$25.21
Income from investment operations:
Net investment income (loss)(1)	0.04	(0.07)	(0.02)	(0.00)*	(0.04)
Net realized and unrealized (losses) gains on investments	(3.23)	(10.38)	8.15	0.96	6.16
Total from investment operations	(3.19)	(10.45)	8.13	0.96	6.12
Less distributions:
Distributions from net investment income	-	-	-	-	-
Distributions from net realized gains	-	(3.87)	(1.10)	(1.14)	-
Total from distributions	-	(3.87)	(1.10)	(1.14)	-
Net asset value, end of year	$20.67	$23.86	$38.18	$31.15	$31.33
TOTAL RETURN	(13.37%)	(30.70%)	26.82%	3.47%	24.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	2,461,907	3,323,668	3,304,281	1,856,496	1,230,936
Ratio of expenses to average net assets	1.16%	1.13%	1.12%	1.10%	1.12%
Ratio of net investment income (loss) to average net assets	0.21%	(0.23%)	(0.06%)	(0.02%)	(0.13%)
Portfolio turnover rate	261%	267%	184%	207%	181%

(1)Net investment income (loss) per share was calculated using average shares outstanding.
*  Amount less than $0.005 per share.

17

(Not part of the Prospectus)

Privacy Policy

Your privacy is important to all of us at the Brandywine Funds.

We do not sell your or former shareholders’ nonpublic personal information to anyone.

1.We collect nonpublic personal information about you from what we receive on applications or other forms and from your transactions with us.

2.We may disclose your nonpublic personal information to unaffiliated third parties (such as the Funds’ transfer agent) to assist us in providing services to you; to governmental authorities in response to inquiries; or as otherwise permitted by law.

3. We restrict access to your nonpublic personal information to those employees who need to know that information in order to serve you.  We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

Household Delivery of Shareholder Documents

Only one Prospectus, Annual and Semiannual Report will be sent to shareholders with the same last name and address on their Brandywine accounts, unless you request multiple copies.  If you would like to receive separate copies, please call us at 1-800-656-3017 or 1-414-765-4124.  We will begin sending your additional copies free of charge within 30 days.  If your shares are held through a financial institution, please contact them directly.

18

The Brandywine Funds

[Insert Logo]

The Brandywine Funds
P.O. Box 4166
Greenville, Delaware 19807
E-mail: bfunds@friess.com
Website: http://www.brandywinefunds.com
1-800-656-3017 or 1-414-765-4124

To learn more about the Brandywine Funds, you may want to read the Statement of Additional Information (“SAI”) which contains additional information about the Funds.  The Brandywine Funds have incorporated by reference the SAI into the Prospectus.  This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about Brandywine Funds’ investments by reading the Funds’ annual and semi-annual reports to shareholders.  The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of each Fund during the fiscal year.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, by calling 1-800-656-3017 or 1-414-765-4124 or by writing to:

The Brandywine Funds
P.O. Box 4166
Greenville, Delaware 19807

The Funds also make available the SAI and the annual and semi-annual reports, free of charge, on their Internet website (http://www.brandywinefunds.com).

Prospective investors and shareholders who have questions about Brandywine Funds may also call the above numbers or write to the above address.

The general public can review and copy information about Brandywine Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.)  Reports and other information about Brandywine Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address:  publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

Please refer to Brandywine Funds Investment Company Act File No. 811-04447 for Brandywine Fund and No. 811-06221 for Brandywine Blue Fund when seeking information about the Funds from the Securities and Exchange Commission.

STATEMENT OF ADDITIONAL INFORMATION for Brandywine Fund (BRWIX) and Brandywine Blue Fund (BLUEX)	January 29, 2010

BRANDYWINE FUNDS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Brandywine Funds dated January 29, 2010.  Requests for copies of the prospectus should be made in writing to the Brandywine Funds,
P.O. Box 4166, Greenville, Delaware, 19807, Email: bfunds@friess.com or Website: www.brandywinefunds.com, or by calling (800) 656‑3017.

The following financial statements are incorporated by reference to the Annual Report, dated September 30, 2009, of Brandywine Fund, Inc. (File No. 811-04447) and Brandywine Blue Fund, Inc. (File No. 811-06221), as filed with the Securities and Exchange Commission on Form N-CSR on October 26, 2009:

Brandywine Fund, Inc.

Statement of Assets and Liabilities

Schedule of Investments

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to Financial Statements (combined)

Report of Independent Registered Public Accounting Firm (combined)

Brandywine Blue Fund, Inc.

Statement of Assets and Liabilities

                Schedule of Investments

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to Financial Statements (combined)

Report of Independent Registered Public Accounting Firm (combined)

    Stockholders may obtain a copy of the Annual Report, without charge, by calling (800) 656-3017.

BRANDYWINE FUND, INC. BRANDYWINE BLUE FUND, INC. P.O. Box 4166 Greenville, Delaware 19807

BRANDYWINE FUNDS

No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated January 29, 2010 and, if given or made, such information or representations may not be relied upon as having been authorized by the Brandywine Funds.

This Statement of Additional Information does not constitute an offer to sell securities.

GENERAL INFORMATION AND HISTORY

Brandywine Fund, Inc. and Brandywine Blue Fund, Inc. (each a “Company” and collectively the “Companies”) are open-end, diversified management companies registered under the Investment Company Act of 1940 (the “Act”).  The Companies are Maryland corporations.  Brandywine Fund, Inc. was incorporated on October 9, 1985 and Brandywine Blue Fund, Inc. was incorporated on November 13, 1990.  Brandywine Fund, Inc. consists of one series, Brandywine Fund.  Brandywine Blue Fund, Inc. consists of two series, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund.  This Statement of Additional Information (“SAI”) provides information regarding Brandywine Fund and Brandywine Blue Fund, but not Brandywine Advisors Midcap Growth Fund.  (Brandywine Fund and Brandywine Blue Fund are sometimes hereinafter individually referred to as a “Fund” and collectively as the “Funds”).

INVESTMENT RESTRICTIONS

Each of the Funds has adopted the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of:  (i) 67% of that Fund’s shares present or represented at a stockholder’s meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of that Fund.

1. Neither Fund will purchase securities on margin, participate in a joint-trading account, sell securities short, or write or invest in put or call options.

2. Brandywine Blue Fund will not purchase warrants.  Brandywine Fund’s investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the Fund’s net assets and of such 5% not more than 2% of the Fund’s net assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchanges.

3. Neither Fund will borrow money or issue senior securities, except for temporary bank borrowings for emergency or extraordinary purposes (but not for the purpose of purchase of investments) and then only in an amount not in excess of 5% of the value of its net assets, and neither Fund will pledge any of its assets except to secure borrowings and then only to an extent not greater than 10% of the value of such Fund’s net assets.  Neither Fund will purchase securities while it has any outstanding borrowings.

4. Neither Fund will lend money (except by purchasing publicly distributed debt securities or entering into repurchase agreements provided that repurchase agreements maturing in more than seven days plus all other illiquid securities do not exceed 10% of such Fund’s total assets) and neither Fund will lend its portfolio securities.

5. Neither Fund will purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of such Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker’s commission and where as a result of such purchase such Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 5% of such Fund’s assets, taken at current value, would be invested in securities of registered closed-end investment companies.

6. Neither Fund will make investments for the purpose of exercising control or management of any company.

7. Each Fund will limit its purchases of securities of any issuer (other than the United States or an instrumentality of the United States) in such a manner that it will satisfy at all times the requirements of Section 5(b)(1) of the Act (i.e., that at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purpose of the foregoing limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of such Fund and to not more than 10% of the outstanding voting securities of such issuer.)

8. Neither Fund will concentrate 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. Government securities, in securities issued by companies engaged in the same industry.

9. Neither Fund will acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Companies or an officer, director or other affiliated person of the Funds’ investment adviser.

10. Neither Fund will acquire or retain any security issued by a company if any of the directors or officers of the Companies, or directors, officers or other affiliated persons of the Funds’ investment adviser beneficially own more than 1/2% of such company’s securities and all of the above persons owning more than 1/2% own together more than 5% of its securities.

11. Neither Fund will act as an underwriter or distributor of securities other than of its shares and neither Fund will purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended.

12. Neither Fund will purchase any interest in any oil, gas or any other mineral exploration or development program.

13. Neither Fund will purchase or sell real estate or real estate mortgage loans.  (This prohibition shall include limited partnership interests of limited partnerships investing in real estate, but shall not include readily marketable investments in real estate investment trusts or readily marketable securities of companies investing in real estate.)

14. Neither Fund will purchase or sell commodities or commodities contracts, including futures contracts.

The following investment limitation is not fundamental and may be changed without stockholder approval.

1. Neither Fund will invest in securities of unseasoned issuers, including their predecessors, which have been in operation for less than 3 years, or equity securities of issuers which are not readily marketable, if by reason thereof the value of its aggregate investment in such securities would exceed 5% of its total assets.

Unless specifically stated in an investment restriction, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from changes in value of a Fund’s assets will not constitute a violation of that restriction.

INVESTMENT CONSIDERATIONS

Each of the Funds invests mainly in common stocks of U.S. companies.  However when the Funds’ investment adviser believes that securities other than common stocks offer opportunity for long-term capital appreciation, each Fund may invest up to 30% of its net assets in publicly distributed debt securities, preferred stocks, particularly those which are convertible into or carry rights to acquire common stocks, and warrants (Brandywine Fund only).  (Neither Fund currently intends to invest more than 10% of its net assets in any of publicly distributed debt securities, preferred stocks or warrants.)  Investments in publicly distributed debt securities and nonconvertible preferred stocks offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities in general increases.  Each Fund will limit its investments in publicly distributed debt securities to those which have been assigned one of the three highest ratings of either Standard & Poor’s Corporation (AAA, AA and A) or Moody’s Investors Service, Inc. (Aaa, Aa and A).  In the event a publicly distributed debt security is downgraded after investment, a Fund may retain such security unless it is rated less than investment grade (i.e., less than BBB by Standard & Poor’s Corporation or Baa by Moody’s Investors Service, Inc.).  If it is downgraded below investment grade, the Fund will promptly dispose of such publicly distributed debt security.  A description of the foregoing ratings is set forth in “Description of Securities Ratings.”

The Funds may invest in securities of foreign issuers or in American Depository Receipts of such issuers.  Such investments may involve risks which are in addition to the usual risks inherent in domestic investments.  The value of a Fund’s foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars.  In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States.  Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.  Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund’s income without providing a tax credit for the Fund’s stockholders.  Although the Funds intend to invest in securities of foreign issuers domiciled in nations which the Funds’ investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

The money market instruments in which the Funds invest include conservative fixed-income securities, such as U.S. Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits, as of the date of its most recently published annual financial statements, with a value in excess of $100,000,000 at the date of investment), commercial paper rated A-1 by Standard & Poor’s Corporation or Prime-1 by Moody’s Investors Service, Inc., commercial paper master notes and repurchase agreements.  Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs.  They permit a series of short-term borrowings under a single note.  Borrowings under commercial paper master notes are payable in whole or in part at any time upon demand, may be prepaid in whole or in part at any time, and bear interest at rates which are fixed to known lending rates and automatically adjusted when such known lending rates change.  There is no secondary market for commercial paper master notes.  The Funds’ investment adviser will monitor the creditworthiness of the issuers of the commercial paper master notes while any borrowings are outstanding.

Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price.  Neither Fund will enter into repurchase agreements with entities other than banks nor invest over 5% of its net assets in repurchase agreements with maturities of more than seven days.  If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund will look to the collateral security underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund.  In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines.  In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

PORTFOLIO TURNOVER
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the investment adviser, investment considerations warrant such action.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

Brandywine Fund
September 30, 2009	239%
September 30, 2008	210%

Brandywine Blue Fund
September 30, 2009	261%
September 30, 2008	267%

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds maintain written policies and procedures regarding the disclosure of their portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Funds’ stockholders.  The Funds may not receive any compensation for providing this information.  The Funds’ Chief Compliance Officer will report periodically to the Board of Directors with respect to compliance with the Funds’ portfolio holdings disclosure procedures.

Fund Service Providers.  The Funds have entered into arrangements with certain third party service providers for services that require these groups to have access to the Funds’ portfolio holdings.  As a result, such third party service providers may receive portfolio holdings information prior to and more frequently than the public disclosure of such information.  In each case, the Funds’ Board of Directors has determined that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.  These third party service providers include the Funds’ administrator, independent registered public accountants, financial printer, legal counsel, transfer agent and custodian.

Rating and Ranking Organizations.  The Funds’ Board of Directors has determined that the Funds may provide their portfolio holdings to the rating and ranking organizations listed below.  The Funds may provide portfolio information to these organizations on either a monthly or quarterly basis but not until such information is approximately 10 business days old.

Morningstar, Inc.
Lipper, Inc.
Bloomberg L.P.
Thomson Financial Research
Vickers Stock Research
AON Investment Consulting
R.V. Kuhns & Associates (Brandywine Fund only)
Prime Buchholz & Associates, Inc. (Brandywine Fund only)
Evaluation Associates (Brandywine Fund only)

The determination was made that these organizations provide investors with a valuable service and, therefore, it is in the best interests of the Funds’ stockholders to provide them with non-public portfolio holdings information.  This information is not provided on the condition that it be kept confidential or that such organizations not trade on such information.  However, the Funds’ officers  receive reports on a regular basis as to purchases and redemptions of shares of the Funds and review these reports to determine if there is any unusual trading in shares of the Funds.  The Funds’ officers will report to the Board of Directors any such unusual trading in shares of the Funds.  The Funds may not pay these organizations.

Public Disclosure.  The Funds’ quarterly reports to stockholders, containing quarter-end portfolio holdings, are distributed to stockholders approximately 10 business days after the end of each calendar quarter.

DIRECTORS AND OFFICERS OF THE COMPANIES

As Maryland corporations, the business and affairs of each Company are managed by its officers under the direction of its Board of Directors.  The same persons currently serve as directors and officers of both Brandywine Fund, Inc. and Brandywine Blue Fund, Inc.  The name, address, principal occupations during the past five years, other public company and registered investment company directorships and other information with respect to each of the current directors and officers of the Companies, as of the date of this SAI, are as follows:

	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director
“Disinterested Persons”
C. Quentin S. Jackson Age: 66 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director (Lead Independent Director)	Indefinite, until successor elected Since 2001	Mr. Jackson is retired. He was the President and Chief Executive Officer of Nuclear Electric Insurance Ltd., a multi-billion dollar insurance company mutually owned by energy companies.	3	None
Stuart A. McFarland Age: 62 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director (Chairman of the Audit Committee, since June, 2004)	Indefinite, until successor elected Since 2001	Mr. McFarland is Managing Partner of Federal City Capital Advisors, LLC, a financial advisory firm. He was the Chairman of Federal City Bancorp, a thrift holding company, from April 2004 until June 2007.	3	Helios Funds and Newcastle Investment Corporation
W. Richard Scarlett III Age: 70 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected Since 2001	Mr. Scarlett is retired. He was the President and Chief Executive Officer of Jackson Bank & Trust. He was the Chairman and Chief Executive Officer of United Bancorporation of Wyoming, Inc. from 1981 to July 2008.	3	None

	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director
“Disinterested Persons”
Thomas D. Wren Age: 58 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected Since 2006	Mr. Wren is a senior advisor for Promontory Financial Group, LLC, Washington, DC, a financial and regulatory consulting firm. Mr. Wren was the Treasurer of MBNA Corporation and its MBNA American Bank, N.A. subsidiary from 1995 to 2006.	3	ACM Financial Trust, Inc. and Hatteras Financial Corp.
James W. Zug Age: 69 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected Since 2001	Mr. Zug is a retired Partner of PricewaterhouseCoopers LLP. He was employed with PricewaterhouseCoopers and its predecessors from 1964 until 2000.	3	Allianz Funds, Amkor Technology, Inc. and Teleflex Inc.
____________________
(1)           (1) Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.

	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director
“Interested Persons” (as defined in the Act) (2)
William F. D’Alonzo Age: 55 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director President and Chairman	Indefinite, until successor elected Since 2001 1 year term President since 2003 Chairman since 2004	Mr. D’Alonzo joined Friess Associates, LLC in 1981 as part of the research team. He became Chief Investment Officer of Friess Associates, LLC and Friess Associates of Delaware, LLC, an affiliate of Friess Associates, LLC (the “Friess Companies”) in 1997 and Chief Executive Officer of the Friess Companies in 2002.	3	None
Lynda J. Campbell Age: 64 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President, Secretary and Treasurer	1 year term Vice President since 1998; Secretary since 1990; Treasurer since 2007	Ms. Campbell joined Friess Associates, LLC in 1985. She is currently Chief Administrative Officer of the Friess Companies.	N/A	N/A
Joseph J. Fields Age: 54 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President	1 year term Since 2007	Mr. Fields joined Friess Associates, LLC in 1999. He is currently a Client Relationship Manager of the Friess Companies.	N/A	N/A

	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director
“Interested Persons” (as defined in the Act) (2)
J. Gordon Kaiser Age: 50 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President	1 year term Since 2007	Mr. Kaiser joined Friess Associates, LLC in 1999. He is currently a Client Relationship Manager of the Friess Companies.	N/A	N/A
David D. Marky Age: 44 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President, Assistant Secretary and Chief Compliance Officer
1 year term as Vice President and Assistant Secretary and at the discretion of the Board as Chief Compliance Officer;
Vice President since 2002;
Chief Compliance Officer since 2004;
Assistant Secretary since 2002
			Mr. Marky joined Friess Associates, LLC in 2000. He is currently the Compliance Officer of the Friess Companies and the Chief Compliance Officer of the Funds.	N/A	N/A
_______________
(1)         (1)  Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.
(2)          (2) All of the officers of the Companies and employees of the Friess Companies are “interested persons” of the Companies (as defined in the Act).

Each of the Companies’ Boards of Directors has created an audit committee whose members consist, as of the date of this SAI, of Messrs. McFarland, Wren and Zug.  The primary functions of the audit committee are to recommend to the Companies’ Boards of Directors the independent auditors to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Funds’ internal controls and to review certain other matters relating to the Funds’ auditors and financial records. The Companies’ Boards of Directors have no other committees.  The audit committee met twice during the fiscal year ended September 30, 2009.

The current standard method of compensating directors of the Companies is for Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund to pay each disinterested director a fee of $20,500, $20,500 and $3,000, respectively.  The lead independent director is paid an additional $5,000 annually, divided proportionately among the Funds.  The chairman of the audit committee is paid an additional $5,000 annually, divided proportionately among the Funds.  The Companies also may reimburse directors for travel expenses incurred in order to attend meetings of the Board of Directors.

The tables below sets forth the compensation paid by the Brandywine Fund and Brandywine Blue Fund to each of the current Directors of the Companies during the fiscal year ended September 30, 2009:

COMPENSATION TABLE
BRANDYWINE FUND

Name of Person	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex(1) Paid to Directors
“Disinterested Persons”

C. Quentin S. Jackson	$22,789	$0	$0	$49,000
Stuart A. McFarland	$22,764	$0	$0	$49,000
W. Richard Scarlett III	$20,500	$0	$0	$44,000
Thomas D. Wren	$20,500	$0	$0	$44,000
James W. Zug	$20,500	$0	$0	$44,000
“Interested Persons” (as defined in the Act)
William F. D’Alonzo	$0	$0	$0	$0
_______________
(1)	Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.

COMPENSATION TABLE
BRANDYWINE BLUE FUND

Name of Person	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex(1) Paid to Directors
“Disinterested Persons”
C. Quentin S. Jackson	$23,073	$0	$0	$49,000
Stuart A. McFarland	$23,103	$0	$0	$49,000
W. Richard Scarlett III	$20,500	$0	$0	$44,000
Thomas D. Wren	$20,500	$0	$0	$44,000
James W. Zug	$20,500	$0	$0	$44,000
“Interested Persons” (as defined in the Act)
William F. D’Alonzo	$0	$0	$0	$0
_______________
(1)	Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.

The governance policies of the Funds contemplate that each independent director will have invested in excess of $100,000 in the aggregate of shares of Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund after three years of service as a director.  It is not contemplated that directors will modify their investment level in the Funds due to market value fluctuations.  The following table sets forth the dollar range of equity securities beneficially owned by each director in Brandywine Fund and Brandywine Blue Fund as of December 31, 2009, which is also the valuation date:

Name of Director	Dollar Range of Equity Securities in Brandywine Fund	Dollar Range of Equity Securities in Brandywine Blue Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies (1)
“Disinterested Persons”
C. Quentin S. Jackson
Stuart A. McFarland
W. Richard Scarlett III
Thomas D. Wren
James W. Zug
“Interested Persons” (as defined in the Act)
William F. D’Alonzo
_______________ (1) Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only funds in the fund complex.

The Companies and Friess Associates, LLC, the Funds’ investment adviser, have adopted a code of ethics pursuant to Rule 17j-1 under the Act.  The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by a Fund.  The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.  While the code of ethics permits access persons of the Friess Companies to purchase and redeem shares of the Funds, it requires that such transactions be approved in advance by the Friess Companies Compliance Department, and prohibits a purchase within ten business days of a redemption and a redemption within ten business days of a purchase.

Information on how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at the Funds’ website at hhtp://www.brandywinefunds.com or the website of the Securities and Exchange Commission at http://www.sec.gov.

The Funds vote proxies in accordance with their proxy voting policy.  The Friess Companies employ Institutional Shareholder Services, Inc. to assist it in voting proxies for the Funds.  When the Funds vote proxies they generally follow the so-called “Wall Street Rule” (namely, they vote as management recommends or sell the stock prior to the meeting).  The Friess Companies believes that following the “Wall Street Rule” is usually consistent with the economic best interests of the Funds.  Consistent with its duty of care, the Friess Companies monitor proxy proposals just as it monitors other corporate events affecting the companies in which the Funds invest.

In the event that a vote presents a conflict of interest between the interests of the Funds and the Friess Companies, the Friess Companies will defer to the recommendations of ISS.  A brief description of the recommendations of ISS is set forth below.

The ISS proxy voting guidelines generally call for voting FOR:

•	Proposals to ratify auditors

•	Proposals to repeal classified boards and to elect all directors annually

•	Proposals asking that a majority or more of directors be independent

•	Proposals asking that audit, compensation and/or nominating committees be composed exclusively of independent directors

•	Proposals to allow or make easier stockholder action by written consent

•	Proposals that remove restrictions on the right of stockholders to act independently of management

•	Proposals to lower supermajority vote requirements

•	Proposals to adopt confidential voting

•	Proposals asking a company to submit its poison pill for stockholder ratification

The ISS proxy voting guidelines generally call for voting AGAINST:

•	Proposals to classify the board of directors

•	Proposals to restrict or prohibit stockholder ability to take action by written consent

•	Proposals to restrict or prohibit stockholder ability to call special meetings

•	Proposals to require a supermajority vote

•	Proposals to eliminate cumulative voting

The ISS proxy voting guidelines generally call for voting on a case-by-case basis on:

•	Proposals to elect directors in uncontested elections (ISS considers independence, attendance, long-term company performance and a number of other factors)

•
Proposals requiring that the positions of chairman and chief executive officer be held by different persons.  (ISS looks to see if the company has governance structures in place that counterbalance a combined position)

•	Proposals to elect directors in contested elections (ISS evaluates each side’s qualifications, track record and proposals)

•	Proposals to redeem or ratify a poison pill

•	Proposals for a merger or other corporate restructuring (ISS considers pricing, strategic rationale and the negotiating process)

•	Proposals for reincorporation (ISS considers both financial and corporate governance concerns)

•	Proposals to increase authorized common stock and to create dual class common stock (ISS considers the financial and voting implications)

•	Proposals to approve compensation plans (ISS considers a number of factors that primarily focus on the level of transfer of stockholder wealth and voting power dilution)

PRINCIPAL STOCKHOLDERS

Set forth below are the names and addresses of all holders of each Fund’s shares who as of December 31, 2009 owned more than 5% of such Fund’s then outstanding shares, as well as the number of shares of each Fund beneficially owned by all officers and directors of the Company as a group.
Brandywine Fund
Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percentage Ownership
	[ ]	[ ]%
	[ ]	[ ]%
Officers and directors as a group (10 persons)	[ ]	(2)
(1) Owned of record only. (2) Less than one percent.

Brandywine Blue Fund
Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percentage Ownership
	[ ]	[ ]%
	[ ]	[ ]%
	[ ]	[ ]%
	[ ]	[ ]%
	[ ]	[ ]%
	[ ]	[ ]%
Officers and directors as a group (10 persons)	[ ]	(2)
(1) Owned of record only. (2) Less than one percent.

Other than the foregoing, the Funds were not aware of any person who, as of December 31, 2009, owned of record or beneficially 5% or more of the shares of either Fund.

INVESTMENT ADVISER, SUB-ADVISER AND PORTFOLIO MANAGERS

Investment Adviser

The investment adviser to the Funds is Friess Associates, LLC (formerly Friess Associates, Inc.) (the “Adviser”).  Affiliated Managers Group, Inc. (“AMG”) is the managing member of the Adviser. AMG, Boston, Massachusetts, is a publicly-traded asset management company, which holds equity interests in investment management firms.  Each investment advisory agreement between a Fund and the Adviser (each an “Advisory Agreement”, and, collectively, the “Advisory Agreements”) allows the Adviser to delegate some or all of its responsibilities to one or more sub-advisers.  Under the Advisory Agreements, the Adviser furnishes continuous investment advisory services and management to the Fund.  The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors of the Company may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund’s investment portfolio.  For its services, each Fund pays the Adviser a monthly management fee at the annual rate of 1% of the daily net assets of such Fund.  The Adviser at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Funds and pays the salaries and fees of all officers and directors of the Companies (except the fees paid to directors who are not interested persons of the Adviser).

During each of the last three fiscal years, the Funds paid the Adviser investment advisory fees as set forth below:

Fund	Fiscal Year Ended September 30	Investment Advisory Fees
Brandywine Fund	2009	$23,048,359
	2008	$43,846,248
	2007	$43,777,629

Brandywine Blue Fund	2009	$25,957,953
	2008	$37,838,711
	2007	$24,462,505

The Funds pay all of their expenses not assumed by the Adviser including, but not limited to, the costs of preparing and printing their registration statements required under the Securities Act of 1933 and the Act and any amendments thereto, the expense of registering their shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing stockholders, the cost of stock certificates, director and officer liability insurance, reports to stockholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions.  No reimbursement was required during the fiscal years ended September 30, 2009 and 2008.  During the fiscal year ended September 30, 2007, such expenses included administrative services performed by the Adviser for which the Adviser was reimbursed by the Funds as set forth below:

Fund	Fiscal Year Ended September 30	Administrative Reimbursements
Brandywine Fund	2007	$4,245

Brandywine Blue Fund	2007	$3,055

The Funds also pay the fees of directors who are not interested persons of the Companies, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of assets of the Funds, expenses of calculating the Funds’ net asset values and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and stock transfer agents, including the cost of keeping all necessary stockholder records and accounts and handling any problems related thereto.

The Adviser has undertaken to reimburse each Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the average net assets of such Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the Funds’ shares are qualified for sale.  As of the date hereof, no such state law provision was applicable to either Fund.  Each Fund monitors its expense ratio at least on a monthly basis.  If the accrued amount of the expenses of a Fund exceeds the applicable expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess.  In such a situation the monthly payment of the Adviser’s fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of such Fund’s fiscal year if accrued expenses thereafter fall below this limit.  Notwithstanding the most restrictive applicable expense limitation of state securities commissions described above, the Adviser has voluntarily agreed to reimburse each Fund for any such expenses incurred in excess of 2% of average net assets.  No reimbursement was required during the fiscal years ended September 30, 2009, 2008 and 2007.

Each Advisory Agreement will remain in effect for an initial two-year term and indefinitely thereafter as long as its continuance is specifically approved at least annually, by (i) the Board of Directors of the applicable Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the applicable Company who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.  Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the applicable Company or by vote of a majority of the applicable Fund’s stockholders, on sixty days written notice to the Adviser, and by the Adviser on the same notice to the applicable Fund and that it shall be automatically terminated if it is assigned.

Each Advisory Agreement provides that the Adviser shall not be liable to the applicable Fund or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  Each Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

Sub-Adviser

The sub-adviser to each Fund is Friess Associates of Delaware, LLC (the “Sub-Adviser”).  AMG is the managing member of the Sub-Adviser.  Pursuant to sub-advisory agreements between each Fund, the Adviser and the Sub-Adviser (the “Sub-Advisory Agreements”), the Sub-Adviser is responsible for managing the investment and reinvestment of each Fund’s assets and will take such steps as may be necessary to implement its investment decisions to the extent such authority has been delegated to it by the Adviser.  Under the Sub-Advisory Agreements, the Sub-Adviser, at its own expense and without reimbursement from the Companies or the Funds, shall furnish office space, and all necessary office facilities, equipment and executive personnel for performing the duties delegated to it.  For its services to each Fund, the Adviser, not the Fund, pays the Sub-Adviser’s fees.

Each Sub-Advisory Agreement will remain in effect for an initial two-year term and indefinitely thereafter as long as its continuance is specifically approved at least annually by (i) the Board of Directors of the applicable Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the applicable Company who are not interested parties to the Sub-Advisory Agreement or interested persons of the Sub-Adviser, cast in person at a meeting called for the purpose of voting on such approval.  Each Sub-Advisory Agreement provides that it may be terminated at any time without payment of any penalty, by any party immediately upon written notice to the other parties in the event of a breach of any provision of the Sub-Advisory Agreement by the party so notified, or otherwise upon giving thirty days’ written notice to the other parties, and that it shall be automatically terminated if it is assigned.

Each Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable to the applicable Fund or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  Each Sub-Advisory Agreement also provides that the Sub-Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The benefits derived by the Adviser and the Sub-Adviser from soft dollar arrangements are described under the caption “Allocation of Portfolio Brokerage.”

Portfolio Managers

The portfolio managers to the Funds may have responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other accounts is set forth below.  The number of accounts and assets is shown as of September 30, 2009.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
William F. D’Alonzo	3 $192,067,687	1 $380,070,191	141 $4,191,158,689	-- $--	-- $--	-- $--
John P. Ragard	3 $192,067,687	1 $380,070,191	141 $4,191,158,689	-- $--	-- $--	-- $--

The portfolio managers of the Adviser and the Sub-Adviser are often responsible for managing other accounts.  The Adviser and the Sub-Adviser typically assign accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates or the Sub-Adviser or one of its affiliates, as the case may be, in an account and certain trading practices used by the portfolio managers (for example, cross trades between a Fund and another account and allocation of aggregated trades).  The Adviser and the Sub-Adviser have developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Adviser and the Sub-Adviser have adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

With respect to initial public offerings and secondary offerings that are part of a syndicate calendar (collectively “IPOs”) the Adviser and Sub-Adviser use their best efforts to allocate fairly IPOs to all eligible accounts.  When feasible, IPOs are allocated pro rata to all eligible accounts.  Such allocations are generally not feasible because IPO allocations are limited and a pro rata allocation would result in extremely small positions held by eligible accounts.  To avoid this result IPOs are generally allocated to eligible accounts using a rotation system designed to treat equitably all eligible accounts.  The rotation system considers the performance of IPOs previously allocated.

The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to each portfolio manager as of September 30, 2009.

Name of Portfolio Managers	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)
William F. D’Alonzo	Salary/Bonus	Adviser/Sub-Adviser

Mr. D’Alonzo receives a fixed salary from the Adviser that is set by reference to industry standards.  He also receives an annual bonus based on the growth of client assets managed by the Adviser and its resulting revenue.

John P. Ragard	Salary/Bonus	Adviser/Sub-Adviser
Mr. Ragard receives a fixed salary from the Adviser that is set by reference to industry standards.  He also receives an annual subjective bonus based solely on the overall profitability of the Adviser after taxes for the prior fiscal year.

The following table sets forth the dollar range of equity securities of each Fund beneficially owned by each of the portfolio managers of such Fund as of September 30, 2009.

Name of Portfolio Managers	Dollar Range of Equity Securities of Brandywine Fund	Dollar Range of Equity Securities of Brandywine Blue Fund
William F. D’Alonzo	Over $1,000,000	Over $1,000,000

John P. Ragard	$100,001 - $500,000	$100,001 - $500,000

SERVICE AGREEMENTS

Effective October 1, 2009, U.S. Bancorp Fund Services, LLC, (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator and accountant to the Funds pursuant to an administration agreement and an accounting agreement (the “Agreements”).  USBFS provides certain administrative and accounting services to the Funds, including, among other responsibilities, preparing financial statements, excise tax returns and reports required by the Securities and Exchange Commission; coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of the Funds’ independent contractors and agents; arranging for the computation of performance data, including net asset value; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Agreements, as compensation for its services, USBFS receives from the Fund complex (Brandywine Fund, Brandywine Blue Fund, Brandywine Advisors Midcap Growth Fund) a single fee based on the Funds’ aggregate current average daily net assets of: 0.012% on the first $3 billion, 0.009% on the next $2 billion and 0.0075% on the remaining assets, subject to a $40,000 per Fund annual minimum.   USBFS also is entitled to certain out-of-pocket expenses.  USBFS, the Transfer Agent and Custodian are affiliated entities under the common control of U.S. Bancorp.

         The Agreements have initial terms of three years.  Subsequent to the initial three-year terms, the Agreements may be terminated by either party upon giving 90 days prior written notice to the other party or such shorter period as is mutually agreed upon by the parties.  Notwithstanding the foregoing, the Agreements may be terminated by any party upon the breach of the other party of any material term of the Agreements if such breach is not cured within 15 days of notice of such breach to the breaching party.  The Agreements also provide that the administrator shall not be liable for any error of judgment or mistake of law except a loss arising out of or relating to its refusal or failure to comply with the terms of the Agreements or from its bad faith, negligence or willful misconduct in the performance of its duties under the Agreements.

Prior to October 1, 2009, the Funds’ administrator and accountant was Fiduciary Management, Inc (“Fiduciary”) 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin 53202.  The mutual fund administration and accounting servicing division of Fiduciary was acquired by USBFS on October 1, 2009.  The following table shows the dollar amount of administration fees paid to Fiduciary by the Funds for each of the Funds’ prior three fiscal years.

Fund	Fiscal Year Ended September 30	Service Fees
Brandywine Fund	2009	$274,424
	2008	$461,067
	2007	$576,071

Brandywine Blue Fund	2009	$285,507
	2008	$384,191
	2007	$194,684

DETERMINATION OF NET ASSET VALUE

The net asset value of each Fund normally will be determined as of the close of trading on each day the New York Stock Exchange is open for trading.  The New York Stock Exchange is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  The New York Stock Exchange also may be closed on national days of mourning.

The net asset value (or “price”) per share of each Fund is determined by dividing the total value of that Fund’s investments and other assets less any liabilities, by the number of its outstanding shares.  In calculating each Fund’s net asset value, securities that are listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price.  Securities price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices.  Other securities will generally be valued at the most recent bid price if market quotations are readily available.  Debt securities (other than short term instruments) are valued at the latest bid prices furnished by independent pricing services.

The Funds value most money market instruments they hold at their amortized cost.  If market quotations are not available, the Funds will value securities at their fair value pursuant to procedures established by and under the supervision of the Board of Directors.  The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and the Funds may not be able to sell a security at the fair value.  Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

PURCHASE OF SHARES

The Funds have adopted procedures pursuant to Rule 17a-7 under the Act pursuant to which a Fund may effect a purchase and sale transaction with an affiliated person of that Fund (or an affiliated person of such an affiliated person) in which the Fund issues its shares in exchange for securities of a character which is a permitted investment for that Fund.  For purposes of determining the number of shares of the Fund to be issued, the securities to be exchanged will be valued in accordance with the requirements of Rule 17a-7.  No such transactions will be made with respect to any person in which an affiliated person of either Fund has a beneficial interest.

AUTOMATIC INVESTMENT PLAN

Stockholders wishing to invest fixed dollar amounts in the Funds monthly or quarterly can make automatic purchases in amounts of $500 or more on any day they choose by using the Companies Automatic Investment Plan.  If such day is a weekend or holiday, such purchase shall be made on the next business day.  There is no service fee for participating in this Plan.  To use this service, the stockholder must authorize the transfer of funds from their checking account or savings account by completing the Automatic Investment Plan application included as part of the share purchase application.  Additional application forms may be obtained by calling the Funds at 1-800-656-3017.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House.  The Companies reserve the right to suspend, modify or terminate the Automatic Investment Plan without notice.  If a bank rejects payment, the Funds’ transfer agent will charge a $25 fee to the stockholder’s account.

Stockholders should notify the transfer agent, U.S. Bancorp Funds Services, LLC, of any changes to their Automatic Investment Plan at least five calendar days prior to the effective date.  The Funds are unable to debit mutual fund or “pass through” accounts.  The Automatic Investment Plan is designed to be a method to implement dollar cost averaging.  Dollar cost averaging is an investment approach providing for the investment of a specific dollar amount on a regular basis thereby precluding emotions dictating investment decisions.  Dollar cost averaging does not insure a profit nor protect against loss.

REDEMPTION OF SHARES

A stockholder’s right to redeem shares of either Fund will be suspended and the stockholder’s right to payment postponed for more than seven days for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the applicable Fund to dispose of such Fund’s securities or to determine fairly the value of its net assets.

SYSTEMATIC WITHDRAWAL PLAN

The Funds have available to stockholders a Systematic Withdrawal Plan, pursuant to which a stockholder who owns shares of a Fund worth at least $10,000 at current net asset value may provide that a fixed sum will be distributed to him or her at regular intervals.  To participate in the Systematic Withdrawal Plan, a stockholder must complete an application which may be obtained from U.S. Bancorp Fund Services, LLC.  The Systematic Withdrawal Plan does not apply to shares of the Funds held in Individual Retirement Accounts or retirement plans.  To establish the Systematic Withdrawal Plan, the stockholder deposits his or her Fund shares with the applicable Fund and appoints it as his or her agent to effect redemptions of Fund shares held in his or her account for the purpose of making withdrawal payments (not more frequently than monthly) of a fixed amount to him or her out of the account.  Fund shares deposited by the stockholder in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Funds is required.  The stockholder’s signature should be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution.

There is no minimum withdrawal payment.  These payments will be made from the proceeds of periodic redemption of Fund shares in the account at net asset value.  Redemptions will be made on such day (no more than monthly) as a stockholder chooses or, if that day is a weekend or holiday, on the next business day.  When participating in the Systematic Withdrawal Plan, stockholders should elect to have all income dividends and capital gains distributions payable by the Funds on shares held in such account reinvested into additional Fund shares at net asset value.  This election can be made at the time of application or can be changed at any time.  The stockholder may deposit additional shares in his or her account at any time.

Withdrawal payments cannot be considered as yield or income on the stockholder’s investment, since portions of each payment will normally consist of a return of capital.  Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of a Fund’s portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the stockholder’s account.

The stockholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee’s address, by notifying U.S. Bancorp Fund Services, LLC in writing.  The stockholder also may vary the amount or frequency of withdrawal payments or temporarily discontinue them by notifying U.S. Bancorp Fund Services, LLC by telephone at 1-800-656-3017 or 414-765-4124.  Stockholders should notify the transfer agent, U.S. Bancorp Fund Services, LLC, of any changes to their Systematic Withdrawal Plan at least five calendar days prior to the effective date.  The transfer agent is unable to debit mutual fund or “pass through” accounts.

ALLOCATION OF PORTFOLIO BROKERAGE

Decisions to buy and sell securities for each Fund are made by the Adviser.  In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities) and the broker’s financial strength and stability.  The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.  Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. “markups” when the market maker sells a security and “markdowns” when the market maker buys a security).  However, in many instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.  While some brokers with whom a Fund effects portfolio transactions may recommend the purchase of either Fund’s shares, the Adviser will not allocate portfolio brokerage on the basis of recommendations by the broker to purchase shares of the Funds.

In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts (or analysts of other firms retained by the broker) for consultation.

Entities or individuals providing these consulting services range from large full service brokerage firms to single person consultant firms. In return for these research services, the Adviser directs a portion of the Funds’ brokerage-to-brokerage firms employing the persons providing the consulting services or to brokerage firms that contract with the individual or entity providing such services.  The entities or individuals providing consulting services are compensated by their brokerage firms or by the brokerage firms with which they contract.  They have no claims for, or rights to, compensation, employee benefits or other forms of remuneration from the Adviser.  Individuals providing consulting services may or may not be registered broker-dealers or investment advisers themselves and may not be licensed investment adviser representatives or registered representatives. (For example, they may simply work for a full service brokerage firm.)  They may be generalists providing advice about many industries, or specialists knowledgeable about a niche in a single industry.  They may or may not provide consulting services to investment advisers other than the Adviser.  The Adviser endeavors to build and maintain rapport with the individuals providing consulting services in order to more effectively serve the Adviser’s clients.  These individuals may be granted limited access to the Adviser’s research database and a company-wide list of holdings (but not individual client portfolios) so that they are better prepared to render advice and to avoid duplication of investment research efforts.

While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreements.  Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients.  The Advisory Agreements provide that the Adviser may cause a Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser’s overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion.

During each of the last three fiscal years, the Funds paid brokerage commissions as follows:

Fund	Fiscal Year Ended September 30	Brokerage Commission Paid	Transactions for which Brokerage Commissions Were Paid
Brandywine Fund	2009	$14,990,929	$11,246,341,066
	2008	$18,579,575	$18,097,371,310
	2007	$16,766,669	$13,897,737,982

Brandywine Blue Fund	2009	$14,563,411	$12,852,977,526
	2008	$17,629,137	$20,109,796,474
	2007	$9,990,576	$9,070,339,533

Of the brokerage commissions paid by Brandywine Fund in the fiscal year ended September 30, 2009, all but $999,533 on transactions of $1,032,474,477 were paid to brokers who provided research services to the Adviser.  Of the brokerage commissions paid by Brandywine Blue Fund in the fiscal year ended September 30, 2009, all but $561,022 on transactions of $654,705,787 were paid to brokers who provided research services to the Adviser.

CUSTODIAN

U.S. Bank, N.A., Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian for the Funds.  As such, U.S. Bank, N.A. holds all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Companies.  U.S. Bank, N.A. does not exercise any supervisory function over the management of the Funds, the purchase and sale of securities or the payment of distributions to stockholders.  U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin  53202, an affiliate of U.S. Bank, N.A., acts as each Fund’s transfer agent and dividend disbursing agent.

TAXES

Each of the Funds intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund has so qualified in each of its fiscal years.  If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes.  As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Stockholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities.  Distributions to stockholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

Each Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year.  Dividends from each Fund’s net investment income, including short-term capital gains, are taxable to stockholders as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), while distributions from each Fund’s net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder’s holding period for the shares.  Distributions from the Funds are taxable to stockholders, whether received in cash or in additional Fund shares.  A portion of the income distributions of the Funds may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

Any dividend or capital gains distribution paid shortly after a purchase of Fund shares will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution.  Furthermore, if the net asset value of the Fund shares immediately after a dividend or distribution is less than the cost of such shares to the stockholder, the dividend or distribution will be taxable to the stockholder even though it results in a return of capital to him or her.

Redemptions of shares will generally result in a capital gain or loss for income tax purposes.  Such capital gain or loss will be long term or short term, depending upon the holding period.  However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

The Funds may be required to withhold Federal income tax at a rate of 28% (“backup withholding”) from dividend payments and redemption proceeds if a stockholder fails to furnish the Funds with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the underreporting of income.  The certification form is included as part of the share purchase application and should be completed when the account is opened.

This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effects of such laws on an investor.  Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.

STOCKHOLDER MEETINGS

The Maryland General Corporation Law permits registered investment companies, such as the Companies, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Act.  Each Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by stockholders under the Act.

Each Company’s Bylaws also contain procedures for the removal of directors by its stockholders.  At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

With respect to each Company, upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of stockholders for the purpose of voting upon the question of removal of any director.  Whenever ten or more stockholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to a Company’s Secretary in writing, stating that they wish to communicate with other stockholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all stockholders as recorded on the books of such Company; or (2) inform such applicants as to the approximate number of stockholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all stockholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all stockholders with reasonable promptness after the entry of such order and the renewal of such tender.

CAPITAL STRUCTURE

Brandywine Fund, Inc. has authorized capital of 500,000,000 shares of common stock and Brandywine Blue Fund, Inc. has authorized capital of 1,000,000,000 shares of common stock, of which 500,000,000 shares have been allocated to Brandywine Blue Fund and 500,000,000 shares have been allocated to Brandywine Advisors Midcap Growth Fund  Each outstanding share entitles the holder to vote.  Generally shares of Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are voted in the aggregate and not by each Fund, except where class voting by each Fund is required by Maryland law or the Act (e.g. change in investment policy or approval of an investment advisory agreement).

The shares of each of Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of each Fund, together with all income, earnings and profits and proceeds thereof belong to that Fund and are charged with the liabilities in respect to that Fund and of that Fund’s share of the general liabilities of Brandywine Blue Fund, Inc. in the proportion that the total net assets of each Fund bears to the total net assets of both Funds.  The net asset value per share of each Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid to each Fund only out of lawfully available assets belonging to that Fund.  In the event of liquidation or dissolution of Brandywine Blue Fund, Inc., the stockholders of each Fund will be entitled, out of the assets of Brandywine Blue Fund, Inc. available for distribution, to the assets belonging to each Fund.

All shares of Brandywine Fund participate equally in dividends and other distributions by such Fund and in the residual assets of such Fund in the event of liquidation.

Shares of each Fund have no preemptive, conversion, subscription or cumulative voting rights.  Consequently, with respect to each of Brandywine Fund, Inc. and Brandywine Blue Fund, Inc., the holders of more than 50% of the shares voting for the election of directors can elect the entire Board of Directors, and in such event, the holders of the remaining shares voting will not be able to elect any person to the Board of Directors.

The shares of each Fund are redeemable and transferable.  All shares issued and sold by the Funds will be fully paid and nonassessable.  Fractional shares have the same rights proportionately as full shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

____________________________, currently serves as the independent registered public accounting firm for each Fund.   ________________________ is responsible for auditing the financial statements of the Funds.

DESCRIPTION OF SECURITIES RATINGS

The Funds may invest in publicly distributed debt securities assigned one of the three highest ratings of either Standard & Poor’s Corporation (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”).  A brief description of the ratings symbols and their meanings follows.

Standard & Poor’s Corporation Bond Ratings.  A Standard & Poor’s corporate debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation.  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.  Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligation; and

III.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue ratings definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity,  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Investors Service, Inc. Bond Ratings.  Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

Aaa - Bonds which are rated Aaa are judged to be the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations; (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

PART C

OTHER INFORMATION

Item 28	Exhibits
(a)(i)	Registrant’s Articles of Incorporation, as amended (1)
(a)(ii)	Articles Supplementary (4)
(a)(iii)	Articles Supplementary (4)
(a)(iv)	Articles of Amendment (changing name of Advisors Fund) (8)
(a)(v)	Articles Supplementary (increasing authorized shares) (8)
(b)	Registrant’s By-Laws as amended (1)
(c)	None
(d)(i)	Investment Advisory Agreement dated October 31, 2001 (Brandywine Blue Fund) (5)
(d)(ii)	Sub-Advisory Agreement dated October 31, 2001 (Brandywine Blue Fund) (5)
(d)(iii)	Investment Advisory Agreement dated October 31, 2001 (Brandywine Advisors Fund) (5)
(d)(iv)	Sub-Advisory Agreement dated October 31, 2001 (Brandywine Advisors Fund) (5)
(e)(i)	Distribution Agreement with Quasar Distributors, LLC dated October 25, 2000 (Brandywine Advisors Fund) – Filed herewith
(e)(ii)	Amendment to Distribution Agreement dated February 1, 2006 (Brandywine Advisors Fund) – Filed herewith
(f)	None
(g)(i)	Custodian Agreement with U.S. Bank N.A. dated March 25, 2004 – Filed herewith
(g)(ii)	Amendment to Custodian Agreement dated March 16, 2006 (7)
(h)(i)	Fund Administration Agreement with U.S. Bancorp Fund Services, LLC dated October 1, 2009 – Filed herewith
(h)(ii)	Fund Accounting Agreement with U.S. Bancorp Fund Services, LLC dated October 1, 2009 – Filed herewith
(h)(iii)	Transfer Agent Agreement with First Wisconsin Trust Company (predecessor to US Bancorp Fund Services, LLC) dated January 24, 1990 (Brandywine Blue Fund) (1)
(h)(iv)	Amendment to Transfer Agent Agreement dated October 31, 2000 (4)
(h)(v)	Amendment to Transfer Agent Agreement dated December 16, 2003 – Filed herewith
(h)(vi)	Amendment to Transfer Agent Agreement dated March 16, 2006 (7)
(h)(vii)	Addendum to Transfer Agent Agreement dated June 29, 2009 – Filed herewith
(i)	Opinion of Foley & Lardner LLP, counsel for Registrant – Filed herewith
(j)(i)	Consent of PricewaterhouseCoopers LLP (Brandywine Blue Fund) – To be filed by amendment
(j)(ii)	Consent of PricewaterhouseCoopers LLP (Brandywine Advisors Fund) – To be filed by amendment
(k)	None

(l)	Subscription Agreement (2)
(m)	Service and Distribution Plan (Brandywine Advisors Fund) (4)
(n)	None
(p)	Code of Ethics of Brandywine Fund, Inc., Brandywine Blue Fund, Inc. and Friess Associates, LLC (6)

______________________

(1)           Previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 7 was filed on January 15, 1997 and its accession number is 0000897069-97-000011.

(2)           Previously filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 8 was filed on January 30, 1998 and its accession number is 0000897069-98-000026.

(3)           Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 9 was filed on November 30, 1998 and its accession number is 0000897069-98-000590.

(4)           Previously filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 11 was filed on August 16, 2000 and its accession number is 0000897069-00-000428.

(5)           Previously filed as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 15 was filed on January 28, 2002 and its accession number is 0000897069-02-000042.

(6)           Previously filed as an exhibit to Post-Effective Amendment No. 19 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 19 was filed on January 27, 2006 and its accession number is 0000897069-06-000199.

(7)           Previously filed as an exhibit to Post-Effective Amendment No. 20 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 20 was filed on January 31, 2007 and its accession number is 0000897069-07-000229.

(8)           Previously filed as an exhibit to Post-Effective Amendment No. 22 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 22 was filed on January 30, 2009 and its accession number is 0000897069-09-000180.

Item 29.	Persons Controlled by or under Common Control with Registrant

Registrant is controlled by Foster S. Friess and Lynnette E. Friess.  Registrant neither controls any person nor is under common control with any other person.

Item 30.	Indemnification

Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant’s Board of Directors has adopted the following bylaw, which is in full force and effect and has not been modified or canceled:

Article VII

GENERAL PROVISIONS

Section 7.     Indemnification.

A.  The corporation shall indemnify all of its corporate representatives against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

B.  In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A.  Such determination shall be made:  (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

C.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

D.  Expenses, including attorneys’ fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of:  (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative’s good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

E.  The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

F.  This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

G.  “Corporate Representative” means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

       Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information for Brandywine Blue Fund pursuant to Rule 411 under the Securities Act of 1933.

Item 32.	Principal Underwriters

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Internet Fund, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund, LLLP
Alpine Income Trust	Kirr Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Artio Global Equity Fund, Inc.	Masters' Select Funds Trust
Artio Global Investment Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Trust
Brazos Mutual Funds	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.

First American Funds, Inc.	Primecap Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	Rockland Funds Trust
Guinness Atkinson Funds	Thompson Plumb Funds, Inc.
Harding Loevner Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wexford Trust
Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant

James R. Schoenike(1)	President, Board Member	None

Andrew M. Strnad(2)	Secretary	None

Joe D. Redwine(1)	Board Member	None

Robert Kern(1)	Board Member	None

Eric W. Falkeis(1)	Board Member	None

Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)           Not applicable.

Item 33.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of U.S. Bancorp Fund Services, LLC and Registrant’s Custodian, Investment Adviser and Distributor as follows:  the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by U.S. Bancorp Fund Services, LLC at its offices at 615 East Michigan Street, Milwaukee, WI 53202, and all other records will be maintained by the Custodian, U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53202, the Investment Adviser, Friess Associates, P.O. Box 576, Jackson, Wyoming 83001 and the Distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 .

Item 34.	Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings

Registrant undertakes to provide its annual report to shareholders upon request without charge to any recipient of a prospectus.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jackson and State of Wyoming on the 25th day of November, 2009.

BRANDYWINE BLUE FUND, INC.
(Registrant)

By: /s/ William F. D’Alonzo
William F. D’Alonzo, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ William F. D’Alonzo	Principal Executive Officer	November 25, 2009
William F. D’Alonzo	and Director

/s/ Lynda J. Campbell	Principal Financial and	November 25, 2009
Lynda J. Campbell	Accounting Officer

/s/ Charles Quentin Sweeting Jackson	Director	November 25, 2009
Charles Quentin Sweeting Jackson

/s/ Stuart A. McFarland	Director	November 25, 2009
Stuart A. McFarland

/s/ W. Richard Scarlett III	Director	November 25, 2009
W. Richard Scarlett III

/s/ Thomas D. Wren	Director	November 25, 2009
Thomas D. Wren

/s/ James W. Zug	Director	November 25, 2009
James W. Zug

EXHIBIT INDEX

Exhibit No.	Exhibit
(e)(i)	Distribution Agreement (Brandywine Advisors Fund) dated October 25, 2000
(e)(ii)	Amendment to Distribution Agreement (Brandywine Advisors Fund) dated February 1, 2006
(g)(i)	Custodian Agreement with U.S. Bank, N.A. dated March 25, 2004
(h)(i)	Fund Administration Agreement with U.S. Bancorp Fund Services, LLC dated October 1, 2009
(h)(ii)	Fund Accounting Agreement with U.S. Bancorp Fund Services, LLC dated October 1, 2009
(h)(v)	Amendment to Transfer Agent Agreement dated December 16, 2003
(h)(vii)	Addendum to Transfer Agent Agreement dated June 29, 2009
(i)	Opinion of Foley & Lardner LLP, counsel for Registrant